                                                        First Eagle SoGen Funds

                                                             SEMI-ANNUAL REPORT
                                                             April 30, 2001

                                                             First Eagle SoGen
                                                             Global Fund

                                                             First Eagle SoGen
                                                             Overseas Fund

                                                             First Eagle SoGen
                                                             Gold Fund

                             Semi-Annual Report


                                                             [LOGO]

                         First Eagle SoGen Funds, Inc.
                             THE PRESIDENTS' LETTER

Dear Shareholder:

It has been more than a year now since the speculative bubble finally burst. Because we never compromised our cautious and patient investment approach, your funds were among the few that did not suffer in the past fifteen months.

Indeed, a few of our large holdings have done quite well. Buderus AG, the number one holding in both the First Eagle SoGen Global Fund and the First Eagle SoGen Overseas Fund, is a case in point. The company manufactures residential boilers. How dull. But Buderus' business is stable and quite profitable, and earnings, conservatively stated, have gone up (moderately) every year for almost ten years. And yet, the stock sold for a song for quite a while. It no longer does.

In our most recent letter to you, dated December 11, 2000, we brought up the matter of the Bank for International Settlements (BIS) stock which the First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund have held for many years. The BIS board is forcing public shareholders out at a price that is about half what BIS itself says is the 'intrinsic' value. Accordingly, your funds have filed suit in a U.S. court.

This is a Soviet-style taking of private property, made all the more intolerable by the fact that Mr. Greenspan, chairman of the Fed, sits on the board of BIS. We encourage you again to write your Senator or your Congressman: Why should American savers -- you -- be victimized by a Swiss-based multinational organization?

Sincerely,

Jean-Marie Eveillard          John P. Arnhold
--------------------          ---------------
Jean-Marie Eveillard          John P. Arnhold
Co-President                  Co-President

June 5, 2001

                         First Eagle SoGen Funds, Inc.
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The six-month period from November 1, 2000 to April 30, 2001 saw a continuation of what has now been a more than year old substantial correction of growth in favor of value. Initially, that swing occurred mostly at the expense of the 'new economy' stocks (defined as technology, media and telecommunications) rather than to the benefit of 'old economy' stocks, many of which were perceived as vulnerable to a possible global economic slowdown. Then, starting in mid-October of 2000 and continuing through early 2001, as interest rates were cut in various countries, 'old economy' stocks began to perk up both in the U.S. and in many foreign countries, especially among the small to mid capitalization stocks. At the same time, there were tentative signs that some 'new economy' stocks were stabilizing, particularly in April 2001. Your Funds (First Eagle SoGen Global and First Eagle SoGen Overseas Funds) did benefit from these trends as well as from additional corporate activity, as a few of the companies owned in the portfolios were the object of takeover bids, mergers or other reorganizations.

Over that six-month period, the fluctuation of currencies against the U.S. dollar had a modest impact. The euro rebounded sharply in December of 2000 only to fall back during the first four months of 2001, while the yen weakened significantly from around 'Y'107 in late October 2000 to around 'Y'124 in late April 2001. However, both your First Eagle SoGen Global and First Eagle SoGen Overseas Funds were little affected since both Funds were approximately 70% hedged on the yen exposure and also owned the stocks of a few export-oriented Japanese companies that benefit from a weaker yen.

Being bottom-up investors we don't have major insights as to the future and we don't spend too much time looking at the macro economy. However, we are quite sanguine about Europe. Corporations, governments and households are not overly indebted in Europe. The long-term outlook appears quite promising, notwithstanding the short-term impact of a possible recession in the United States.

In Japan, the worse things get, the higher the chance that the Japanese will wake up the way the Koreans did three years ago. Since we hedge 70% of our exposure in Japan, we would not be surprised and would be ready if the yen were to weaken against the U.S. dollar.

The United States? We have no insight as to the long-term growth prospects of the U.S. economy, but we're very comfortable in that many companies we own typically have very good balance sheets as well as leading market shares in their fields.

First Eagle SoGen Global Fund

The net asset value of the Fund's Class `A' shares rose 13.29%* between November 1, 2000 and April 30, 2001, better than the MSCI World Index which was down 10.74% over that period.

Our U.S. stocks accounted for a major portion of this appreciation:

     -- Energy related stocks were up sharply, including San Juan Basin Royalty
        Trust (gas), Consol Energy Inc. (coal), Murphy Oil Corporation (integrated) and Tosco Corporation (refining and distribution).

     -- Some 'old economy' stocks performed well on the back of lower interest rates, including Rayonier Inc. (forest products), Furniture Brands International, Inc. (furniture manufacturing), Unifirst Corporation (uniform rentals), Hancock Fabrics, Inc. (fabrics retailer) and UCAR International, Inc. (graphite electrodes).

     -- A few technology related stocks that we picked up on the cheap during the fall of 2000 rebounded, including American Power Conversion Corp. (uninterruptible power supplies designed for technology equipment), Earthlink, Inc. (an internet service provider), Apple Computer (PC manufacturer) and Kemet Corporation (capacitors).

Some European stocks did well for no other reason than that they were 'discovered', including Buderus AG (which was briefly discussed in the Presidents' Letter) and OPG Groep NV, a very successful Dutch pharmaceutical wholesaler. The same goes for some of our Japanese or South Korean holdings, including Okumura Corporation (a Japanese construction company that sits on a huge pile of cash) and Nam Yang Dairy Products (a highly profitable South Korean food company).

The First Eagle SoGen Global Fund also benefited from corporate activity:
Legrand ADP (a French manufacturer of electrical devices), whose non-voting shares we own, is being acquired for stock by Schneider Electric SA (another French electrical equipment manufacturer). We are fighting to get a higher price, i.e. the same price the holders of the common are being offered. Ahrend NV (an office furniture manufacturer) was taken out at a significant premium in the first successful hostile takeover bid ever in the Netherlands. Canadian Pacific Limited announced in early 2001 that they would split the company into five listed companies, thus eliminating the 20-25% discount, at which this conglomerate typically traded.

Finally, the First Eagle SoGen Global Fund benefited from the 3-4% allocation it has in gold-related stocks.

First Eagle SoGen Overseas Fund

The net asset value of the Fund's Class `A' shares rose 9.66%* for the period from November 1, 2000 to April 30, 2001, while the MSCI EAFE Index fell 8.11% over that period.

The foreign stocks that helped the First Eagle SoGen Overseas Fund are the same that were discussed for the First Eagle SoGen Global Fund, i.e. stocks that rose on their own (Buderus AG, OPG Groep NV, Okumura Corporation) or because of corporate activity (Legrand ADP, Koninklijke Ahrend NV, Canadian Pacific Limited). Other stocks that contributed to the performance of the First Eagle SoGen Overseas Fund include commodity related stocks, such as Antofagasta Holdings plc (copper in Chile), Carter Holt Harvey Ltd. (forest products in New Zealand) and Industrias Penoles, S.A. de C.V. (silver mining in Mexico), and other 'old economy' stocks in Europe (IMI plc, an engineering company in the U.K., and Hornbach Holding AG Pfd., a do-it-yourself retailer in Germany). In Japan, Mandom Corp. (a cosmetics manufacturer) and T. Hasegawa Co., Ltd. (a fragrance manufacturer) contributed as well.

A few securities had a slightly negative impact on the First Eagle SoGen Overseas Fund's NAV, including two bonds where the issuer defaulted and where the odds of recouping something are low (Medya International Ltd. in Turkey, P.T. Pabrik Kertas Tjiwi-Kimia in Indonesia). In addition a few isolated stocks including Swissair Group (a Swiss airline), Edipresse SA (a Swiss newspaper publisher) and Shimano Inc. (a Japanese bicycle parts manufacturer), had price declines. We believe the share price drop of the latter two represent a good buying opportunity.

First Eagle SoGen Gold Fund

Between November 1, 2000 and April 30, 2001, the price of gold rose to $275 in December, fell to a low of $256 early April and ended the period at $264 an ounce, virtually unchanged from its level at the beginning of the period. Regular U.K. and Swiss auctions, a recovering dollar after a temporary weakness in December and a lackluster recovery in Asian jewelry demand prevented the imbalance between supply and demand for gold to result in much higher gold prices. Nonetheless, the NAV of the First Eagle SoGen Gold Fund ended the six-month period up 25.18%* while the FT Gold Mines Index was up 26.86% over the same period. It seems that during that period gold stocks were 'ahead' of the metal and were discounting the sharp rally that brought gold very quickly to $290 an ounce in mid-May 2001 -- even though that sudden rally has fizzled since then. The Fund benefited from its focus on companies that do not hedge (or hedge very little) such as Newmont Mining Corporation and Homestake Mining in North America and Gold Fields Limited and Harmony Gold Mining Company Ltd. in South Africa. Also, unlike many of our peers, we did not diversify in platinum or palladium stocks.

Sincerely,

Charles de Vaulx
----------------
Charles de Vaulx
Co-Manager
June 8, 2001

---------
* These figures assume the immediate reinvestment of all dividends and distributions and do not give effect to the deduction of the Fund's sales loads. See the 'Fund Overview' section of this report for further information.

FIRST EAGLE SOGEN GLOBAL FUND
-----------------------------
4/30/2001 (UNAUDITED)

                                 --------------
                                 FUND OVERVIEW
                                 --------------

The First Eagle SoGen Global Fund seeks long-term growth of capital by investing in a wide range of asset classes from markets in the United States and around the world. This truly global fund is managed with a highly disciplined, bottom-up, value oriented style that helps minimize risk.

-------------------------
 PERFORMANCE COMPARISON:
-------------------------


                 AVERAGE ANNUAL RATES OF RETURN AS OF APRIL 30, 2001

                                                      ONE-YEAR   FIVE-YEAR   TEN-YEAR
                                                      --------   ---------   --------
First Eagle SoGen Global Fund (A Shares)............    11.75%     8.92%      11.32%
MSCI World Equity Index.............................   (16.05)%    9.25%      10.07%
Consumer Price Index................................     3.33%     2.51%       2.72%



                            Growth of a $10,000 Initial Investment


                      First Eagle            MSCI World           Consumer
                    SoGen Global Fund       Equity Index         Price Index
4/30/91                 10,000               10,000               10,000
4/30/92                 11,232                9,951               10,318
4/30/93                 12,998               11,508               10,643
4/30/94                 15,252               12,872               10,888
4/30/95                 16,058               14,126               11,235
4/30/96                 19,063               16,768               11,553
4/30/97                 20,595               18,502               11,842
4/30/98                 23,631               23,874               12,019
4/30/99                 23,123               27,683               12,293
4/30/00                 25,813               31,085               12,670
4/30/01                 30,364               26,097               13,077




Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of income dividends and capital gains distributions and give effect to the deduction of the maximum sales load of 3.75%. Effective June 5, 2000 the maximum sales load is 5.00%. The MSCI World Index returns assume reinvestment of dividends. This is a widely followed index of an unmanaged group of stocks from 20 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

---------------
TOP 10 HOLDINGS
---------------
Buderus AG (German manufacturer
 of heating systems)              5.24%
Rayonier Inc. (U.S. forest
 products company)                5.02%
Bank for International
 Settlements (U.S. and French
 Tranches; the central banks'
 central bank, with some gold
 assets)                          3.43%
Manpower Inc. (U.S. leading
 global temporary employment
 firm)                            2.58%
San Juan Basin Royalty Trust
 (U.S. trust that receives
 royalties on gas fields)         1.70%
Canadian Pacific Ltd. (Canadian
 railroad company with major
 interests in oil and gas)        1.65%
Legrand ADP (French low-voltage
 electrical fittings
 manufacturer)                    1.63%
Corporacion Financiera Alba SA
 (European holding company with
 stakes in retail, telecom,
 construction and media)          1.63%
Antofagasta Holdings plc (U.K.
 listed company with assets in
 Chile)                           1.26%
Security Capital Group Inc.
 Class `B' (U.S. real estate
 operating and investment
 company)                         1.22%



----------------
ASSET ALLOCATION
----------------
Foreign Stocks                   49.42%
U.S. Stocks                      36.07%
U.S. Dollar Bonds                12.19%
Foreign Currency Bonds            0.54%
U.S. Dollar Cash and
 Equivalents                      1.78%

---------------
TOP 5 COUNTRIES
---------------
United States                    48.26%
Japan                             9.36%
Germany                           8.02%
Switzerland                       6.74%
France                            5.18%

The Fund's portfolio composition is subject to change at any time.

                         FIRST EAGLE SOGEN GLOBAL FUND
                            SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                  (Unaudited)

--------------------------------------------------------------------------------
      Number                                        Cost            Value
    of Shares                                     (Note 1)         (Note 1)
--------------------------------------------------------------------------------
                Common and Preferred Stocks -- U.S. (36.07%)

                Agriculture (0.23%)
       75,000   Deere & Company                $    1,085,027   $    3,080,250
        2,485   J.G. Boswell Company                  573,840          694,557
                                               --------------   --------------
                                                    1,658,867        3,774,807
                                               --------------   --------------
                Automotive (0.27%)
      185,000   Bandag Incorporated,
                Class `A'                           7,533,323        4,421,500
                                               --------------   --------------
                Building Materials (0.31%)
      235,000   LSI Industries Inc.                 4,232,194        5,181,750
                                               --------------   --------------
                Capital Goods (2.89%)
      345,000   Sealed Air Corp. $2 Conv.
                Pfd., Series `A'                   11,893,323       13,989,750
      107,500   Franklin Electric Company
                Inc.                                7,460,000        7,718,500
      225,000   IDEX Corporation                    5,742,478        7,065,000
      105,000   Woodward Governor Company           1,759,179        6,878,550
      365,000   Kaiser Ventures Inc. (a)(c)         3,304,995        4,522,350
      105,000   The Manitowoc Company, Inc.         2,249,994        2,887,500
    1,625,000   Ethyl Corporation                   3,900,942        2,340,000
        4,805   Conbraco Industries, Inc.           1,568,050        2,210,300
                                               --------------   --------------
                                                   37,878,961       47,611,950
                                               --------------   --------------
                Consumer Products (3.29%)
      445,000   Furniture Brands
                International, Inc. (a)             5,622,795       10,088,150
      650,000   Dole Food Company, Inc.            12,447,767        9,750,000
      395,000   Energizer Holdings Inc. (a)         7,966,373        9,408,900
      185,000   St. John Knits International
                Inc. (a)                            3,180,703        6,845,000
      125,000   Philip Morris
                Companies, Inc.                     2,507,482        6,263,750
      179,000   Allen Organ Company,
                Class `B' (c)                       5,545,389        6,175,500
      300,000   A.T. Cross Company,
                Class `A' (a)                       3,169,423        2,190,000
      200,000   Sola International Inc. (a)         1,496,206        1,998,000
      185,000   Jostens, Inc., Class `A'            2,760,046        1,295,000
      125,000   Baldwin Piano & Organ
                Company (a)                           917,000          231,250
                                               --------------   --------------
                                                   45,613,184       54,245,550
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

--------------------------------------------------------------------------------
      Number                                        Cost            Value
    of Shares                                     (Note 1)         (Note 1)
--------------------------------------------------------------------------------

                   Common and Preferred Stocks--U.S.-(continued)

                Electronics (0.72%)
      735,000   UCAR International, Inc. (a)   $    9,401,141   $    8,775,900
      150,000   KEMET Corporation (a)               2,619,340        3,078,000
       25,000   OpticNet Inc.                              --               --
                                               --------------   --------------
                                                   12,020,481       11,853,900
                                               --------------   --------------
                Energy (4.05%)
    1,575,000   San Juan Basin Royalty Trust        9,593,823       28,050,750
      145,000   Murphy Oil Corporation              5,797,581       11,890,000
      195,000   Tosco Corporation                   6,562,549        8,979,750
      200,000   Consol Energy Inc.                  3,359,297        7,650,000
      900,000   Kaneb Services, Inc. (a)            2,927,147        5,724,000
       95,000   Burlington Resources Inc.           3,019,494        4,484,950
                                               --------------   --------------
                                                   31,259,891       66,779,450
                                               --------------   --------------
                Financial Companies (0.62%)
      200,000   IPC Holdings, Limited (a)           2,442,544        4,586,000
           65   Berkshire Hathaway Inc.,
                Class `A'                           3,169,800        4,420,000
      114,750   East Texas Financial
                Services, Inc. (c)                    862,688          927,180
       31,000   Redwood Financial,
                Inc. (a)(e)                           271,250          240,250
                                               --------------   --------------
                                                    6,746,282       10,173,430
                                               --------------   --------------
                Forest Products (6.42%)
    1,885,000   Rayonier Inc. (c)                  70,602,435       82,657,250
      615,000   Greif Bros. Corporation,
                Class `A' (c)                      11,017,026       17,785,800
      235,000   Deltic Timber Corporation           4,403,932        5,348,600
                                               --------------   --------------
                                                   86,023,393      105,791,650
                                               --------------   --------------
                Health Care (0.32%)
      135,000   Dentsply International Inc.         3,107,470        5,289,300
                                               --------------   --------------
                Media (0.58%)
      350,000   General Motors Corporation --
                Class `H' (a)                       6,566,828        7,437,500
       20,000   Knight Ridder Inc.                    939,026        1,083,000
       34,924   Mills Music Trust (c)               1,055,337        1,012,796
                                               --------------   --------------
                                                    8,561,191        9,533,296
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

--------------------------------------------------------------------------------
      Number                                        Cost            Value
    of Shares                                     (Note 1)         (Note 1)
--------------------------------------------------------------------------------

                   Common and Preferred Stocks--U.S.-(continued)

               Real Estate (3.39%)
      740,250   Security Capital Group, Inc.
                Class `B' (a)                  $   11,062,015   $   15,323,175
      510,000   Security Capital European
                Realty (a)(e)                      10,199,990       10,026,600
      230,000   Security Capital U.S. Realty        3,681,302        4,761,000
      545,000   Crescent Real Estate Equities
                Company                             8,377,724       12,965,550
      300,000   Alico, Inc.                         5,610,075        5,133,000
      235,000   Price Enterprises, Inc.
                8 3/4% Pfd., Series `A'             2,707,118        3,623,700
      225,000   Price Enterprises, Inc.             1,464,582        1,533,375
      150,000   Catellus Development
                Corporation (a)                       253,547        2,437,500
                                               --------------   --------------
                                                   43,356,353       55,803,900
                                               --------------   --------------
                Retail (3.18%)
      300,000   Costco Wholesale Corporation        9,853,906       10,479,000
      365,000   McDonald's Corporation              9,500,076       10,037,500
    1,000,000   Hancock Fabrics, Inc. (c)           6,353,712        8,260,000
      125,000   The May Department Stores
                Company                             2,829,038        4,656,250
      155,000   Papa John's International
                Inc. (a)                            3,496,312        4,324,500
      145,000   Weyco Group Inc.                    1,502,428        3,480,000
      165,000   Dillard's Inc.                      3,002,768        2,795,100
      200,000   Handleman Company (a)               1,973,345        2,258,000
      100,000   Sherwin-Williams Company            2,072,869        2,098,000
       65,000   Barnes & Noble Inc. (a)             1,132,169        2,066,350
      100,000   Guitar Center, Inc.                   868,326        1,840,000
                                               --------------   --------------
                                                   42,584,949       52,294,700
                                               --------------   --------------
                Services (3.74%)
    1,315,000   Manpower Inc.                      39,136,391       42,540,250
      750,000   UniFirst Corporation (c)           10,499,657       11,925,000
      150,000   Chemed Corporation                  4,141,078        5,145,000
       77,392   KinderCare Learning Centers,
                Inc. (a)                              992,527        2,002,905
                                               --------------   --------------
                                                   54,769,653       61,613,155
                                               --------------   --------------
                Technology (2.00%)
    1,335,000   American Power Conversion
                Corporation (a)                    16,457,760       18,890,250
      400,000   Earthlink, Inc. (a)                 2,361,015        4,376,000
      500,000   APW Limited (a)                     3,285,770        4,200,000
       85,000   Scott Technologies Inc. (a)         1,145,557        1,997,500
       70,000   Apple Computer (a)                  1,108,125        1,784,300
       40,000   Zebra Technologies
                Corporation -- Class `A' (a)        1,476,732        1,730,400
                                               --------------   --------------
                                                   25,834,959       32,978,450
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

--------------------------------------------------------------------------------
      Number                                        Cost            Value
    of Shares                                     (Note 1)         (Note 1)
--------------------------------------------------------------------------------

                   Common and Preferred Stocks--U.S.-(continued)

                Transportation (0.92%)
      450,000   Burlington Northern Santa Fe
                Corporation                    $   10,703,683   $   13,230,000
       70,000   Heartland Express, Inc. (a)           114,711        1,922,900
                                               --------------   --------------
                                                   10,818,394       15,152,900
                                               --------------   --------------
                Utilities (0.73%)
      250,000   CalEnergy Capital Trust
                6 1/2% Conv. Pfd.                  11,261,875        9,562,500
       65,000   IDACORP Inc.                        1,604,025        2,502,500
                                               --------------   --------------
                                                   12,865,900       12,065,000
                                               --------------   --------------
                Gold Related (2.41%)
      700,000   Freeport McMoRan Copper &
                Gold Inc., Preferred
                Series `B' (d)                     23,008,334       14,175,000
      875,000   Freeport McMoRan Copper &
                Gold Inc., Preferred
                Series `D' (d)                     13,620,166        7,787,500
      305,000   Freeport McMoRan Copper &
                Gold Inc., Preferred
                Series `C' (d)                      9,173,578        4,636,000
        7,432   Case, Pomeroy & Company, Inc.
                Class `A'                           7,366,948        6,800,280
    1,000,000   Homestake Mining Company            9,449,567        6,230,000
                                               --------------   --------------
                                                   62,618,593       39,628,780
                                               --------------   --------------

                Common and Preferred Stocks-Non U.S. (49.42%)
                Argentina (0.22%)
    1,750,000   Siderca S.A.I.C. (2)                1,279,456        3,553,833
                                               --------------   --------------
                Australia and New Zealand (2.15%)
    3,150,000   Wilson & Horton Limited 5%
                exchangeable preference
                shares (c)(14)                     16,143,687       13,666,590
   12,000,000   Carter Holt Harvey
                Limited (3)                        13,379,162        9,073,872
    7,000,000   Tasman Agriculture
                Limited (c)(4)                      3,755,070        4,772,460
    1,175,000   Spotless Group Limited (15)         1,947,376        4,207,499
    8,736,523   Capital Properties New
                Zealand Limited 8 1/2%
                exchangeable preference
                shares (18)                         5,384,640        3,737,001
                                               --------------   --------------
                                                   40,609,935       35,457,422
                                               --------------   --------------
                Austria (0.66%)
      315,000   Flughafen Wien AG (8)              11,619,548       10,926,583
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

--------------------------------------------------------------------------------
      Number                                        Cost            Value
    of Shares                                     (Note 1)         (Note 1)
--------------------------------------------------------------------------------

              Common and Preferred Stocks--Non-U.S.-(continued)

                Belgium (0.39%)
      435,000   Deceuninck Plastics
                Industries SA (5)              $    5,740,973   $    6,386,815
                                               --------------   --------------
                Canada (1.65%)
      695,000   Canadian Pacific
                Limited (20)                       11,398,043       27,223,150
                                               --------------   --------------
                Chile (0.11%)
      250,000   Quinenco S.A. ADR (19)              1,662,544        1,725,000
                                               --------------   --------------
                Commonwealth of Independent
                States (0.13%)
      556,624   Firebird Fund,
                L.P. (a)(b)(e)(21)                  1,000,000        2,151,908
                                               --------------   --------------
                Denmark (0.59%)
      215,000   Carlsberg International
                A/S, `B' (11)                      10,135,677        9,659,648
                                               --------------   --------------
                Finland (0.08%)
       50,000   Vaisala Oy `A' (10)                   347,939        1,397,261
                                               --------------   --------------
                France (5.06%)
      203,500   Legrand ADP (6)                    15,902,728       26,809,451
          100   Legrand SA (6)                         22,148           22,888
      275,000   Eurafrance (19)                    10,319,601       17,931,519
       26,950   Societe Sucriere de
                Pithiviers-le-Vieil (c)(4)         10,460,792        7,172,608
       12,650   Taittinger C.I. (c)(11)             3,120,084        6,688,579
       70,000   NSC Groupe (c)(6)                  12,400,388        6,383,931
      385,000   Sabeton SA (c)(19)                  4,841,233        4,406,030
       72,500   Sagem ADP (9)                       2,640,901        3,862,318
       73,500   Crometal (6)                        4,938,687        3,651,509
       54,844   Gaumont SA (14)                     2,673,307        1,668,862
       40,000   Societe BIC SA (11)                 1,596,583        1,532,285
       41,916   Robertet SA C.I. (11)                 781,686        1,190,317
       20,448   Robertet SA (11)                      527,638        1,079,356
       34,294   Conflandey (1)                      1,633,021          881,685
                                               --------------   --------------
                                                   71,858,797       83,281,338
                                               --------------   --------------
                Germany (8.02%)
    3,715,000   Buderus AG (c)(6)                  62,151,281       86,348,971
      350,000   Hornbach Holding AG
                Pfd. (c)(12)                       20,766,891       17,937,729
    4,857,200   Bertelsmann AG D.R.C. (14)         11,929,759        8,919,780
      575,000   Sudzucker AG Pfd. (4)               7,626,614        7,651,669
      175,000   Bayer AG (7)                        3,339,565        7,343,384
       52,771   Axel Springer Verlag AG (14)        1,644,819        3,838,895
                                               --------------   --------------
                                                  107,458,929      132,040,428
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

--------------------------------------------------------------------------------
      Number                                        Cost            Value
    of Shares                                     (Note 1)         (Note 1)
--------------------------------------------------------------------------------

              Common and Preferred Stocks--Non-U.S.-(continued)

                Hong Kong (1.02%)
   20,426,000   Shaw Brothers (Hong Kong)
                Limited (c)(14)                $   20,963,422   $   15,321,268
   22,153,845   City e-Solutions Limited (15)       1,000,825        1,391,877
                                               --------------   --------------
                                                   21,964,247       16,713,145
                                               --------------   --------------
                Israel (0.14%)
      335,000   The Israel Land Development
                Company Ltd. (20)                   1,133,498        2,292,169
                                               --------------   --------------
                Japan (9.36%)
    1,215,000   Shimano Inc. (11)                  22,163,647       19,244,994
    2,500,000   Nisshinbo Industries,
                Inc. (11)                          16,069,155       13,772,600
    3,500,000   Nipponkoa Insurance Co.,
                Ltd. (16)                          13,149,072       13,420,701
      345,000   Ono Pharmaceutical Co.
                Ltd. (13)                          13,198,570       12,363,790
    1,250,000   Wacoal Corp (11)                   10,944,610       12,346,802
    2,000,000   The Mitsui Marine & Fire
                Insurance Co., Ltd. (16)           11,261,568       11,179,873
    2,500,000   Aioi Insurance Co. Ltd. (16)       10,791,013        8,696,355
    2,000,000   Okumura Corporation (6)             9,490,804        8,380,860
      185,000   Fuji Photo Film Co.,
                Ltd. (11)                           4,403,311        7,452,979
    2,000,000   Aida Engineering, Ltd. (6)         13,038,988        7,345,387
    1,135,000   Makita Corporation (11)             9,807,783        7,281,114
    1,000,000   The Nichido Fire & Marine
                Insurance Co., Ltd. (16)            5,299,644        6,843,829
      665,000   Shoei Co., Ltd. (19)                5,452,967        6,670,711
      515,000   Chofu Seisakusho Co.,
                Ltd. (11)                           9,126,616        5,678,477
      485,000   Hitachi, Ltd. (10)                  3,468,653        4,700,319
       65,000   Secom Co., Ltd. (15)                1,732,858        3,943,696
    2,000,000   Iino Kaiun Kaisha, Ltd. (8)         4,857,297        3,349,108
       10,950   Toho Co., Ltd. (14)                 1,487,852        1,461,594
                                               --------------   --------------
                                                  165,744,408      154,133,189
                                               --------------   --------------
                Mexico (0.70%)
   10,375,000   Industrias Penoles, S.A. de
                C.V. (1)                           24,593,717       11,571,467
                                               --------------   --------------
                Netherlands (1.19%)
      405,000   OPG Groep NV (13)                  10,271,020       13,761,027
      325,000   Holdingmaatschappij de
                Telegraaf NV (14)                   3,243,242        5,766,475
                                               --------------   --------------
                                                   13,514,262       19,527,502
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

--------------------------------------------------------------------------------
      Number                                        Cost            Value
    of Shares                                     (Note 1)         (Note 1)
--------------------------------------------------------------------------------

              Common and Preferred Stocks--Non-U.S.-(continued)

                Singapore and Malaysia (1.01%)
    2,275,000   Fraser & Neave Ltd. (12)       $    8,318,950   $    9,115,984
    1,500,000   Delgro Corporation Ltd. (19)        2,010,884        4,651,993
    1,505,000   Times Publishing Ltd. (14)          2,930,314        2,891,371
                                               --------------   --------------
                                                   13,260,148       16,659,348
                                               --------------   --------------
                South Korea (1.61%)
    1,500,000   Daeduck Electronics Co. (9)        11,868,884       11,446,469
      750,000   Daeduck GDS Co., Ltd. (9)           4,160,426        3,986,333
       41,310   Nam Yang Dairy
                Products (c)(11)                    7,671,844       11,135,194
                                               --------------   --------------
                                                   23,701,154       26,567,996
                                               --------------   --------------
                Spain and Portugal (2.18%)
    1,165,000   Corporacion Financiera Alba
                SA (19)                            27,006,414       26,861,438
      500,000   Espirito Santo Financial
                Group SA ADR (16)                   8,371,699        9,050,000
                                               --------------   --------------
                                                   35,378,113       35,911,438
                                               --------------   --------------
                Switzerland (6.74%)
        3,655   Bank for International
                Settlements (U.S. Tranche)
                (16)                               19,216,192       33,696,341
        2,475   Bank for International
                Settlements (French Tranche)
                (16)                               12,734,695       22,817,632
       38,500   Kuehne & Nagel International
                AG (8)                             11,350,834       19,743,590
       31,239   Edipresse SA (14)                   8,151,480        9,270,000
       28,500   Sika Finanz AG (5)                  6,494,028        8,095,938
       15,000   Lindt & Sprungli AG PC (11)         2,661,221        7,536,733
       11,500   Affichage Holdings AG (14)          2,206,959        5,214,924
       65,000   Swissair Group (8)                  7,473,414        4,681,648
                                               --------------   --------------
                                                   70,288,823      111,056,806
                                               --------------   --------------
                Thailand (0.15%)
      577,000   The Oriental Hotel Public
                Company Limited (18)                2,636,472        2,515,290
                                               --------------   --------------
                United Kingdom (3.49%)
    2,825,000   Antofagasta Holdings plc (1)        9,049,261       20,731,061
    5,175,000   IMI plc (6)                        21,302,661       19,357,963
    4,500,000   Enodis plc (6)                      9,488,118        8,038,688
      185,000   Lonmin plc (1)                        712,409        2,549,979
    2,000,000   Aggregate Industries plc (5)        1,726,999        2,400,888
    3,000,000   McBride plc (11)                    7,569,080        2,293,706
    2,675,000   Royal Doulton plc (a)(11)           9,845,122        2,045,221
                                               --------------   --------------
                                                   59,693,650       57,417,506
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

--------------------------------------------------------------------------------
      Number                                        Cost            Value
    of Shares                                     (Note 1)         (Note 1)
--------------------------------------------------------------------------------

              Common and Preferred Stocks--Non-U.S.-(continued)

                Gold Related (2.17%)
      835,000   Franco-Nevada Mining
                Corp. Ltd.                     $    7,855,557   $    9,781,972
    2,000,000   Gold Fields Limited                 7,102,817        8,724,331
      315,000   Newmont Mining Corp.                5,466,400        5,742,450
    1,000,000   Harmony Gold Mining
                Company Ltd.                        4,591,642        4,915,993
      550,000   Meridian Gold Inc. (a)              1,995,979        4,528,148
      750,000   Pan American Silver
                Corporation (a)                     2,579,121        2,074,520
                                               --------------   --------------
                                                   29,591,516       35,767,414
                                               --------------   --------------
                Miscellaneous (0.60%)
      300,000   Banco Latinoamericano de
                Exportaciones S.A.,
                Class `E' (BLADEX) (16)             6,936,789        9,900,000
                                               --------------   --------------

                Total Common and Preferred
                Stocks                          1,229,032,676    1,408,030,124
                                               --------------   --------------

 ----------------------------------------------------------------------------
    Principal                                       Cost            Value
     Amount                                       (Note 1)         (Note 1)
 ----------------------------------------------------------------------------

                Bonds, Notes and Convertible Bonds (12.73%)

                U.S. Dollar Convertible Bonds (2.91%)
$   2,500,000   Medya International Ltd. 10%
                due 6/28/2001 (e)(f)(14)            2,471,883          250,000
    2,500,000   International Container
                Terminal Services, Inc. 5%
                due 9/15/2001 (b)(e)(8)             2,463,823        2,212,500
    2,500,000   International Container
                Terminal Services, Inc.
                1 3/4% due 3/13/2004 (8)            2,205,024        2,212,500
    6,000,000   Danka Business Systems plc
                6 3/4% due 4/01/2002 (11)           4,998,505        1,680,000
    3,000,000   LUKINTER Finance BV 3 1/2%
                due 5/06/2002 (2)                   2,044,942        3,525,000
    3,615,000   Coeur d'Alene Mines
                Corporation 6% due
                6/10/2002 (1)                       3,422,792        1,897,875
    1,000,000   Ting Yi (C.I.) Holdings
                1 5/8% due 7/17/2002 (11)             830,699        1,212,500

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

 ----------------------------------------------------------------------------
    Principal                                       Cost            Value
     Amount                                       (Note 1)         (Note 1)
 ----------------------------------------------------------------------------

               Bonds, Notes and Convertible Bonds--(continued)

                 U.S. Dollar Convertible Bonds--(continued)
 $   3,000,000   Ashanti Goldfields Company
                Limited 5 1/2% due
                3/15/2003 (1)                  $    2,718,344   $    1,965,000
      770,000   Security Capital U.S. Realty
                2% due 5/22/2003 (b)(18)              642,374          698,313
    1,000,000   Security Capital U.S. Realty
                2% due 5/22/2003 (18)                 836,892          906,900
    2,000,000   Agnico Eagle Mines Limited
                3 1/2% due 1/27/2004 (1)            1,669,430        1,590,000
    6,000,000   Coeur d'Alene Mines
                Corporation 6 3/8% due
                1/31/2004 (1)                       5,980,053        2,010,000
   10,000,000   Friede Goldman Halter Marine
                Group Inc. 4 1/2% due
                9/15/2004 (f)(6)                    6,776,154        1,100,000
      113,000   Excel Legacy Corp. 9% due
                11/04/2004 (7)                         46,493          100,288
      234,000   Excel Legacy Corp. 10% due
                11/04/2004 (18)                       170,576          216,450
    4,420,000   Battle Mountain Gold Company
                6% due 1/04/2005 (1)                3,775,159        3,933,800
   11,935,000   P.T. Inti Indorayon Utama 7%
                due 5/02/2006 (f)(3)                9,926,856        2,685,375
    1,500,000   Samsung Electronics Co. Ltd.
                0% due 12/31/2007 (a)(9)            1,160,092        2,287,500
    3,500,000   LG Electronics Inc. 1/4% due
                12/31/2007 (9)                      2,746,470        3,972,500
   15,500,000   Blount International Inc. 13%
                due 8/01/2009 (6)                  12,235,662        8,447,500
    3,000,000   Jostens Inc. 12 3/4% due
                5/01/2010 (11)                      2,870,983        3,075,000
    4,450,000   Evans & Sutherland Computer
                Corporation 6% due
                3/01/2012 (10)                      3,613,162        1,913,500
                                               --------------   --------------
                                                   73,606,368       47,892,501
                                               --------------   --------------
                U.S. Dollar Bonds and Notes (4.97%)
      666,000   P.T. Pabrik Kertas
                Tjiwi-Kimia 13 1/4% due
                8/01/2001 (f)(3)                      654,844          123,210
    4,644,000   P.T. Pabrik Kertas
                Tjiwi-Kimia 10% due
                8/01/2004 (f)(3)                    3,402,794          452,790
    1,177,000   Florsheim Group Inc. 12 3/4%
                due 9/01/2002 (12)                  1,139,997          604,684
    8,000,000   The Southland Corporation 5%
                due 12/15/2003 (12)                 7,097,684        7,320,000
    5,589,000   The Southland Corporation 4%
                due 6/15/2004 (12)                  4,522,655        4,722,705

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

 ----------------------------------------------------------------------------
    Principal                                       Cost            Value
     Amount                                       (Note 1)         (Note 1)
 ----------------------------------------------------------------------------

               Bonds, Notes and Convertible Bonds--(continued)

$   1,500,000   Hollinger International
                Publishing 8 5/8% due
                3/15/2005 (14)                 $    1,575,000   $    1,552,500
    2,500,000   Hollinger International
                Publishing 9 1/4% due
                3/15/2007 (14)                      2,498,477        2,587,500
    2,750,000   Westpoint Stevens Inc. 7 7/8%
                due 6/15/2005 (11)                  2,297,058        1,643,125
    2,000,000   Polaroid Corporation 11 1/2%
                due 2/15/2006 (11)                  2,027,500          750,000
   10,000,000   Riverwood International
                Corporation 10 1/4% due
                4/01/2006 (3)                       9,939,321       10,250,000
    3,000,000   Seagate Technology
                International 12 1/2% due
                11/15/2007 (b)(10)                  2,880,699        2,970,000
    4,500,000   AMSC Acquisition Co. Inc.
                12 1/4% due 4/01/2008 (10)          4,245,607        1,575,000
    4,750,000   Domino's Inc. 10 3/8% due
                1/15/2009 (11)                      4,477,270        4,845,000
    4,000,000   St. John Knits International
                Inc. 12 1/2% due
                7/01/2009 (11)                      3,850,728        3,940,000
    5,000,000   Flowserve Finance B.V.
                12 1/4% due 8/15/2010 (6)           4,998,151        4,857,146
    1,500,000   Flowserve Finance B.V.
                12 1/4% due 8/15/2010 144A
                (b)(6)                              1,503,750        1,631,250
    2,154,968   Federal Republic of
                Brazil `C' 8% due
                4/15/2014 (22)                        852,181        1,624,307
    5,000,000   Federal Republic of Brazil
                Par ZL 6% due 4/15/2024 (22)        2,643,998        3,278,125
    2,000,000   Republic of Bulgaria Disc.
                FRN `A' due 7/28/2024
                (6.3125% @ 4/30/2001) (22)          1,186,850        1,477,500
   10,000,000   Bangkok Bank Public Co.
                9.025% due 3/15/2029 (b)(16)        6,045,704        7,800,000
    2,000,000   P.T. Inti Indorayon Utama
                9 1/8% due 10/15/2049 (f)(3)        1,922,646          245,000
    5,500,000   Bergen Bank Floating Rate
                Perpetual Notes (5.1875% @
                4/30/2001) (16)                     3,888,750        4,238,575
    3,500,000   Den Norske Bank Floating Rate
                Perpetual Notes (5.5% @
                4/30/2001) (16)                     2,610,000        2,642,675
    3,170,000   Den Norske Bank Floating Rate
                Perpetual Notes (5.2125% @
                4/30/2001) (16)                     2,059,625        2,472,283
   10,000,000   Christiania Bank Floating
                Rate Perpetual Notes (8.0375%
                @ 4/30/2001) (16)                   6,826,750        8,150,000
                                               --------------   --------------
                                                   85,148,039       81,753,375
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

 ----------------------------------------------------------------------------
    Principal                                       Cost            Value
     Amount                                       (Note 1)         (Note 1)
 ----------------------------------------------------------------------------

               Bonds, Notes and Convertible Bonds--(continued)

                U.S. Treasury Notes (4.31%)
$  40,000,000   U.S. Treasury Inflation Index
                Note 3 3/8% due
                1/15/2007 (22)                 $   40,150,630   $   45,108,000
   20,000,000   U.S. Treasury Zero Coupon
                Strip due 11/15/2007 (a)(22)       13,641,481       14,453,000
   10,000,000   U.S. Treasury Note 7 1/4% due
                5/15/2016 (22)                     10,360,937       11,437,510
                                               --------------   --------------
                                                   64,153,048       70,998,510
                                               --------------   --------------
                Non U.S. Dollar Convertible Bonds (0.34%)
FRF 78,312,000  Immobiliere Hoteliere 5% due
                1/01/2001 (18)                     10,858,675        1,923,909
CAD 1,600,000   Noranda Inc. 5% due
                4/30/2007 (20)                      1,066,632          926,782
EUR 3,000,000   Sola International 11% due
                3/15/2008 (13)                      2,702,100        2,714,679
                                               --------------   --------------
                                                   14,627,407        5,565,370
                                               --------------   --------------
                Non U.S. Dollar Bonds and Notes (0.20%)
CAD 2,500,000   Bell Canada 8 1/2% due
                6/09/2003 (17)                      1,760,906        1,719,980
NZD 3,500,000   Evergreen Forest Limited 0%
                due 3/19/2009 (a)(3)                1,871,556        1,641,437
                                               --------------   --------------
                                                    3,632,462        3,361,417
                                               --------------   --------------
                Total Bonds, Notes and
                Convertible Bonds                 241,167,324      209,571,173
                                               --------------   --------------
                Short-Term Investments (0.76%)
                Short-Term Investments -- (continued)
    5,443,000   Gillette Co. 4.63% due
                5/01/2001                           5,443,000        5,443,000
    7,000,000   International Paper Co.
                5 1/4% due 5/17/2001                6,983,667        6,983,667
                                               --------------   --------------
                Total Short-Term Investments       12,426,667       12,426,667
                                               --------------   --------------
                Total Investments (98.98%)     $1,482,626,667*   1,630,027,964**
                                               --------------
                                               --------------
                Other assets in excess of liabilities (1.02%)       16,876,647
                                                                --------------
                Net assets (100.00%)                            $1,646,904,611
                                                                --------------
                                                                --------------

---------

 * At April 30, 2001 cost is substantially identical for both book and federal income tax purposes.

** Gross unrealized appreciation and depreciation of securities at April 30, 2001, based on cost for federal income tax purposes, were $324,635,055 and $177,233,758, respectively (net appreciation was $147,401,297).

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

Foreign Currencies              Industry Classifications
------------------              ------------------------
FRF -- French Franc             (1) Metals & Minerals         (12) Retail
CAD -- Canadian Dollar          (2) Energy                    (13) Health Care
EUR -- Euro                     (3) Forest Products           (14) Media
NZD -- New Zealand Dollar       (4) Agriculture               (15) Services
                                (5) Building Materials        (16) Financial Services
                                (6) Capital Goods             (17) Utilities
                                (7) Chemicals                 (18) Real Estate
                                (8) Transportation            (19) Holding Companies
                                (9) Electronics               (20) Conglomerates
                               (10) Technology                (21) Investment Companies
                               (11) Consumer Products         (22) Government Issues

Bond Types
----------
FRN -- Floating Rate Note
`C' -- Capitalization

---------

 (a) Non-income producing security.

 (b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

 (c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the six months ended April 30, 2001.

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001

------------------------------------------------------------------------------------------------
                             Purchases                 Sales
                       ---------------------   ---------------------    Realized      Dividend
      Affiliate        Shares       Cost        Shares       Cost       Gain/Loss      Income
------------------------------------------------------------------------------------------------
Allen Organ Company,
 Class `B'...........       --            --         --           --            --   $   50,120
Buderus AG...........   50,000   $   941,228         --           --            --    1,297,055
East Texas Financial
 Services,Inc........       --            --         --           --            --       11,475
Greif Bros.
 Corporation
 Class `A'...........       --            --         --           --            --      159,900
Hancock Fabrics,
 Inc.................       --            --    250,000   $3,024,992   $(1,090,389)      79,050
Hornbach Holding AG
 Pfd.................       --            --     35,000    3,159,934    (1,283,776)          --
Kaiser Ventures
 Inc.................       --            --     85,000    2,060,375      (232,037)          --
Mills Music Trust....       --            --         --           --            --       70,103
Nam Yang Dairy
 Products............   11,310     2,354,166         --           --            --       17,641
NSC Groupe...........       --            --         --           --            --      157,005
Rayonier Inc.........  470,000    18,476,309         --           --            --      844,200
Sabeton SA...........       --            --         --           --            --           --
Shaw Brothers (Hong
 Kong) Limited.......  426,000       329,785         --           --            --      256,414
Societe Sucriere de
 Pithiviers-
 le-Vieil............       --            --         --           --            --           --
Taittinger C.I.......       --            --      1,599      393,159       329,947           --
Tasman Agriculture
 Limited.............       --            --    750,000      615,782      (139,068)   1,070,476
UniFirst
 Corporation.........   25,000       260,705         --           --            --       56,044
Wilson & Horton
 Limited 5%
 exchangeable
 preference shares...       --            --         --           --            --      481,777
------------------------------------------------------------------------------------------------

 (d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

 (e) Security for which there are less than three market makers.

 (f) In default as to principal and interest.
---------

See Notes to Financial Statements.

FIRST EAGLE SOGEN OVERSEAS FUND
-------------------------------
4/30/2001 (UNAUDITED)

                                 --------------
                                 FUND OVERVIEW
                                 --------------

The First Eagle SoGen Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management's research-driven process seeks to minimize risk by focusing on undervalued securities.

-------------------------
 PERFORMANCE COMPARISON:
-------------------------

                 AVERAGE ANNUAL RATES OF RETURN AS OF APRIL 30, 2001

                                                                              SINCE
                                                     ONE-YEAR   FIVE-YEAR   INCEPTION
                                                     --------   ---------   ---------
                                                                            (8-31-93)
First Eagle SoGen Overseas Fund (A Shares).........     7.87%     9.52%       11.33%
MSCI EAFE Index....................................   (16.39)%    4.21%        5.77%
Consumer Price Index...............................     3.33%     2.51%        2.63%





                     Growth of a $10,000 Initial Investment

                       First Eagle SoGen        MSCI EAFE       Consumer Price
                         Overseas Fund            Index             Index
8/31/93                     10,000              10,000             10,000
4/30/94                     11,289              10,637             10,159
4/30/95                     11,590              11,231             10,483
4/30/96                     13,938              12,512             10,780
4/30/97                     15,172              12,401             11,049
4/30/98                     16,849              14,745             11,215
4/30/99                     17,206              16,147             11,470
4/30/00                     20,083              18,390             11,822
4/30/01                     22,798              15,376             12,202


Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of income dividends and capital gains distributions and give effect to the deduction of the maximum sales load of 3.75%. Effective June 5, 2000 the maximum sales load is 5.00%. The MSCI EAFE Index returns assume reinvestment of dividends. This is a widely followed index of an unmanaged group of stocks from 20 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

--------------------------

-----------------
TOP 10 HOLDING
-----------------
Buderus AG (German manufacturer of
 heating systems)                     6.53%
Bank for International Settlements
 (U.S. and French Tranches; the
 central banks' central bank, with
 some gold assets)                    5.97%
Carter Holt Harvey Ltd. (New
 Zealand forest products company)     3.37%
Corporacion Financiera Alba SA
 (European holding company with
 stakes in retail, telecom,
 construction and media)              3.11%
Legrand ADP (French low-voltage
 electrical fittings manufacturer)    2.86%
IMI plc (British industrial
 conglomerate)                        2.59%
Industrias Penoles, S.A. de C.V.
 (Mexican producer of silver)         2.51%
Shimano Inc. (Japanese manufacturer
 of bicycle parts)                    2.26%
OPG Groep NV (Dutch pharmaceutical
 wholesaler)                          2.10%
Nipponkoa Insurance Company
 (Japanese marine, fire and
 casualty insurance company)          2.07%


------------------
 ASSET ALLOCATION
------------------
Foreign Stocks                       95.11%
U.S. Dollar Bonds                     1.98%
Foreign Currency Bonds                0.33%
U.S. Dollar Cash and Equivalents      2.58%

-----------------
 TOP 5 COUNTRIES
-----------------
Japan                                23.17%
Germany                              10.12%
Switzerland                           9.91%
France                                8.46%
United Kingdom                        5.61%

The Fund's portfolio composition is subject to change at any time.

                        FIRST EAGLE SOGEN OVERSEAS FUND
                            SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                  (Unaudited)

------------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks (95.11%)

                Argentina (0.33%)
       450,000  Siderca S.A.I.C. (2)             $    265,818   $    913,843
       700,000  Cresud S.A.C.I.F. y A. (4)            679,745        574,215
                                                 ------------   ------------
                                                      945,563      1,488,058
                                                 ------------   ------------

                Australia and New Zealand (5.92%)
    19,825,000  Carter Holt Harvey Limited (3)     19,509,100     14,990,793
     1,425,000  Wilson & Horton Limited 5%
                exchangeable preference shares
                (c)(15)                             7,451,735      6,182,505
     3,250,000  Tasman Agriculture Limited (4)      1,974,810      2,215,785
     3,581,128  Capital Properties New Zealand
                Limited 8 1/2% exchangeable
                preference shares (18)              2,765,707      1,531,808
       300,000  Spotless Group Limited (16)           509,937      1,074,255
     1,500,000  Evergreen Forests Limited
                (a)(3)                                571,553        309,900
                                                 ------------   ------------
                                                   32,782,842     26,305,046
                                                 ------------   ------------

                Austria (1.78%)
       135,000  Flughafen Wien AG (9)               4,768,609      4,682,821
        45,000  Brau-Union AG (12)                  1,773,651      1,716,635
        40,000  BBAG Oesterreichische
                Brau-Betiligungs AG (a)(12)         1,556,256      1,524,124
                                                 ------------   ------------
                                                    8,098,516      7,923,580
                                                 ------------   ------------

                Belgium (1.04%)
       315,000  Deceuninck Plastics
                Industries SA (6)                   5,182,473      4,624,935
                                                 ------------   ------------

                Canada (2.19%)
       150,000  Canadian Pacific Limited (20)       2,488,020      5,875,500
       205,000  Franco-Nevada Mining
                Corporation Limited (23)            2,249,450      2,401,562
        65,000  InterTAN, Inc. (a)(13)                579,246        916,500
        45,000  Norske Skog Canada Limited (3)        473,342        556,459
                                                 ------------   ------------
                                                    5,790,058      9,750,021
                                                 ------------   ------------

                Chile (0.44%)
       285,000  Quinenco S.A. ADR (19)              2,177,964      1,966,500
                                                 ------------   ------------

                  Commonwealth of
                Independent States (0.96%)
       532,524  Firebird Fund, L.P.
                (a)(b)(e)(21)                         533,858      1,955,428
         9,000  Baltic Republic Fund
                (a)(b)(e)(21)                         905,750      1,129,500

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

-----------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
-----------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)

                Commonwealth of Independent States -- (continued)
         7,098  Firebird Republics Fund Ltd.
                Class `A' (a)(b)(e)(21)          $  1,073,434   $    672,260
       100,000  First NIS Regional Fund SICAF
                (b)(e)(21)                          1,000,000        525,000
                                                 ------------   ------------
                                                    3,513,042      4,282,188
                                                 ------------   ------------

                Denmark (0.30%)
        30,000  Carlsberg International A/S
                `B'(12)                             1,164,772      1,347,858
                                                 ------------   ------------

                France (8.26%)
        96,500  Legrand ADP (7)                     8,926,357     12,713,081
           100  Legrand SA (7)                         22,148         22,888
        14,250  Societe Sucriere de
                Pithiviers-le-Vieil (4)             4,950,017      3,792,566
        50,000  Eurafrance (19)                     1,782,432      3,260,276
         5,000  Taittinger C.I. (c)(12)             1,301,690      2,643,707
        23,500  NSC Groupe (7)                      4,098,208      2,143,177
     1,350,000  FINEL (a)(b)(e)(3)                  2,277,010      1,979,178
        32,934  Robertet SA (12)                    1,554,421      1,738,435
        31,424  Robertet SA C.I. (c)(12)            1,120,564        892,368
        35,000  Societe BIC SA (12)                 1,393,265      1,340,750
        23,480  Rougier SA (c)(3)                   1,700,568      1,328,972
        22,500  Sagem ADP (10)                        950,224      1,198,651
        20,000  Crometal (7)                        1,200,595        993,608
        85,000  Sabeton SA (19)                     1,297,624        972,760
        10,000  Burelle SA (5)                        443,781        660,040
        23,552  Conflandey (1)                      1,288,580        605,513
        15,000  Societe Francaise des Papiers
                Peints (12)                           741,390        462,959
                                                 ------------   ------------
                                                   35,048,874     36,748,929
                                                 ------------   ------------

                Germany (10.12%)
     1,250,000  Buderus AG (7)                     20,132,496     29,054,163
       172,945  Hornbach Holding AG Pfd.
                (c)(13)                             9,127,084      8,863,545
       150,000  Vossloh AG (6)                      2,625,625      3,180,433
        50,000  Bayer AG (8)                        1,284,279      2,098,110
        15,000  Axel Springer Verlag AG (15)          575,364      1,091,195
        55,000  Sudzucker AG Pfd. (12)                807,441        731,899
                                                 ------------   ------------
                                                   34,552,289     45,019,345
                                                 ------------   ------------

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

----------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
----------------------------------------------------------------------------
                Common and Preferred Stocks -- (continued)
                Hong Kong (3.11%)
    12,207,500  Shaw Brothers (Hong Kong)
                Limited (15)                     $ 12,011,648   $  9,156,682
     7,574,000  Cafe de Coral Holdings
                Limited (19)                        2,958,422      3,374,703
    11,355,048  City e-Solutions Limited (16)         339,983        713,412
     2,500,000  Lerado Group Holding Company
                Limited (19)                          396,369        375,043
     2,500,000  China-Hong Kong Photo Products
                Holdings Limited (12)                 224,324        201,946
                                                 ------------   ------------
                                                   15,930,746     13,821,786
                                                 ------------   ------------

                India (0.06%)
        10,000  The Spartek Emerging
                Opportunities of India Fund
                (a)(b)(e)(21)                       1,035,000        279,300
                                                 ------------   ------------

                Ireland (0.36%)
       700,000  Greencore Group (12)                1,918,345      1,608,403
                                                 ------------   ------------

                Israel (0.09%)
       100,000  Super-Sol (13)                        184,536        376,798
                                                 ------------   ------------

                Japan (23.17%)
       635,000  Shimano Inc. (12)                  11,278,235     10,058,083
     2,400,000  Nipponkoa Insurance Co.,
                Ltd. (17)                           8,976,481      9,202,766
     1,750,000  Okumura Corporation (16)            8,015,691      7,333,252
       175,000  Ono Pharmaceutical Co., Ltd.
                (14)                                6,694,795      6,271,488
       565,000  Shoei Co., Ltd. (19)                5,200,357      5,667,597
     1,000,000  The Mitsui Marine & Fire
                Insurance Co., Ltd. (17)            5,839,990      5,589,936
     1,000,000  Nisshinbo Industries, Inc. (12)     5,233,956      5,509,040
       550,000  Wacoal Corporation (12)             4,751,194      5,432,593
       950,400  Tachi-S Co., Ltd. (5)               8,183,837      4,382,381
       355,000  Chofu Seisakusho Co., Ltd. (12)     5,225,338      3,914,290
     1,000,000  Aida Engineering, Ltd. (7)          5,189,088      3,672,693
       265,000  Mandom Corp. (12)                   2,955,330      3,537,192
     1,000,000  Aioi Insurance Co., Ltd. (17)       3,750,285      3,478,542
       355,000  T. Hasegawa Co., Ltd. (12)          2,723,796      3,431,824
       500,000  The Nichido Fire & Marine
                Insurance Co., Ltd. (17)            2,597,878      3,421,915
       500,000  Makita Corporation (12)             4,236,656      3,207,539
       749,730  Sotoh Co., Ltd. (12)                6,288,832      3,093,171

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

----------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
----------------------------------------------------------------------------
                Common and Preferred Stocks -- (continued)

                Japan -- (continued)
       475,300  Yomeishu Seizo Co., Ltd. (12)    $  3,012,626   $  2,983,722
       150,000  SK Kaken Co. Ltd. (8)               2,623,563      2,560,369
       325,000  Sonton Food Industry Co.,
                Ltd. (12)                           3,298,777      2,313,635
        30,720  ASAHI Broadcasting Corp. (15)       2,526,509      2,162,068
     1,000,000  Iino Kaiun Kaisha, Ltd. (9)         2,094,108      1,674,554
        35,000  Fuji Photo Film Co., Ltd. (12)        829,092      1,410,023
        20,000  Secom Co., Ltd. (16)                  530,050      1,213,445
        50,000  Nitto Kohki Co., Ltd. (7)             336,617        845,367
         7,000  Hitachi, Ltd. ADR (10)                520,105        690,200
                                                 ------------   ------------
                                                  112,913,186    103,057,685
                                                 ------------   ------------

                Mexico (2.61%)
    10,025,000  Industrias Penoles, S.A.
                de C.V. (1)                        20,063,586     11,181,104
       500,000  Grupo Industrial Satillo, S.A.
                de C.V. (1)                         1,469,358        422,306
                                                 ------------   ------------
                                                   21,532,944     11,603,410
                                                 ------------   ------------

                Netherlands (2.92%)
       275,000  OPG Groep NV (14)                   6,875,909      9,343,907
       205,000  Holdingmaatschappij de
                Telegraaf NV (15)                   3,565,859      3,637,315
                                                 ------------   ------------
                                                   10,441,768     12,981,222
                                                 ------------   ------------

                Singapore and Malaysia (1.92%)
       825,000  Fraser & Neave Ltd. (12)            3,014,236      3,305,796
     1,125,000  Haw Par Corporation Ltd. (19)       1,785,096      2,482,435
       425,000  Delgro Corporation Ltd. (19)          357,119      1,318,065
       500,000  Times Publishing Ltd. (15)            727,258        960,588
     2,000,000  Del Monte Pacific Ltd. (12)           475,090        472,061
                                                 ------------   ------------
                                                    6,358,799      8,538,945
                                                 ------------   ------------

                South Korea (5.45%)
       978,500  Daeduck Electronics Co. (10)        7,802,296      7,466,913
       875,000  Daeduck GDS Co., Ltd. (10)          5,056,433      4,650,721
        28,480  Nam Yang Dairy Products Pfd.
                (c)(12)                               417,485      3,784,358
        10,500  Nam Yang Dairy Products (12)          975,676      2,830,296
       115,000  Fursys Incorporated (12)            2,110,908      2,837,889
        65,000  Sindo Ricoh Co. (12)                1,463,184      1,480,638

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

----------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
----------------------------------------------------------------------------
                Common and Preferred Stocks -- (continued)

                South Korea -- (continued)
        65,000  Dong Ah Tire Industry Co., Ltd.
                (a)(5)                           $  3,209,245   $  1,182,043
                                                 ------------   ------------
                                                   21,035,227     24,232,858
                                                 ------------   ------------

                Spain and Portugal (4.86%)
       600,000  Corporacion Financiera
                Alba SA (19)                       14,638,866     13,834,217
       300,000  Espirito Santo Financial
                Group SA ADR (17)                   5,044,036      5,430,000
       550,000  Energia e Industrias
                Aragonesas SA (8)                   2,740,117      2,322,559
                                                 ------------   ------------
                                                   22,423,019     21,586,776
                                                 ------------   ------------

                Sweden (0.27%)
       850,000  Gorthon Lines AB `B' (c)(9)         2,632,473      1,197,708
                                                 ------------   ------------

                Switzerland (9.91%)
         1,915  Bank for International
                Settlements (U.S. Tranche) (17)    13,782,216     17,654,855
           965  Bank for International
                Settlements (French Tranche)
                (17)                                6,964,319      8,896,571
        10,750  Kuehne & Nagel International
                AG (9)                              3,080,701      5,512,820
        16,736  Edipresse SA (15)                   3,321,134      4,966,315
        30,000  Swissair Group (9)                  4,809,063      2,160,761
         6,500  Sika Finanz AG (6)                  1,538,481      1,846,442
         3,500  Affichage Holdings AG (15)            943,334      1,587,151
         2,875  Lindt & Sprungli AG PC (12)           751,682      1,444,541
                                                 ------------   ------------
                                                   35,190,930     44,069,456
                                                 ------------   ------------

                Thailand (0.10%)
       100,000  The Oriental Hotel Public
                Company Limited (18)                  438,351        435,926
                                                 ------------   ------------

                Turkey (0.06%)
        18,000  Usas Ucak Servisi (16)                115,401        265,561
                                                 ------------   ------------

                United Kingdom (5.61%)
     3,075,000  IMI plc (7)                        12,127,022     11,502,558
       635,000  Antofagasta Holdings plc (20)       2,029,920      4,659,902
     1,625,000  Enodis plc (7)                      3,375,604      2,902,859
     2,275,000  McBride plc (12)                    3,640,956      1,739,393
       275,000  Spirax-Sarco Engineering plc
                (7)                                 1,626,188      1,693,841

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

----------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
----------------------------------------------------------------------------
                Common and Preferred Stocks -- (continued)

                United Kingdom -- (continued)
     2,150,000  Royal Doulton plc (a)(12)        $  6,134,327   $  1,643,822
       650,000  Aggregate Industries plc (6)          259,983        780,289
                                                 ------------   ------------
                                                   29,194,000     24,922,664
                                                 ------------   ------------

                Vietnam (0.04%)
        29,918  The Vietnam Frontier Fund
                (a)(b)(e)(21)                         308,155        179,508
                                                 ------------   ------------

                Miscellaneous (3.23%)
       340,000  Security Capital European
                Realty (a)(e)(18)                   6,800,000      6,684,400
       265,000  Freeport McMoRan Copper & Gold
                Inc., Preferred Series `C'
                (d)(23)                             3,576,375      4,028,000
       100,000  Freeport McMoRan Copper & Gold
                Inc., Preferred Series `B'
                (d)(23)                             1,003,137      1,416,000
        50,000  Banco Latinoamericano de
                Exportaciones S.A. Class `E'
                (BLADEX) (17)                       1,054,738      1,650,000
         5,000  M.J. Whitman Global Value L.P.
                (a)(b)(e)(21)                    $    500,000   $    587,335
                                                 ------------   ------------
                                                   12,934,250     14,365,735
                                                 ------------   ------------
                Total Common and Preferred
                Stocks                            423,843,523    422,980,201
                                                 ------------   ------------

----------------------------------------------------------------------------
  Principal                                          Cost          Value
    Amount                                         (Note 1)       (Note 1)
----------------------------------------------------------------------------
                Bonds, Notes and Convertible Bonds (2.31%)

                U.S. Dollar Convertible Bonds (1.08%)
 $   2,000,000  Medya International Ltd. 10%
                due 6/28/2001 (e)(f)(15)            1,979,465        200,000
     1,250,000  International Container
                Terminal Services, Inc. 5% due
                9/15/2001 (e)(9)                    1,228,601      1,106,250
       500,000  International Container
                Terminal Services, Inc. 1 3/4%
                due 3/13/2004 (9)                     407,435        442,500
     3,500,000  Danka Business Systems plc
                6 3/4% due 4/01/2002 (12)           3,263,203        980,000
       750,000  Agnico Eagle Mines Limited
                3 1/2% due 1/27/2004 (1)              557,802        596,250
     6,500,000  P.T. Inti Indorayon Utama 7%
                due 5/02/2006 (a)(f)(3)             5,263,024      1,462,500
                                                 ------------   ------------
                                                   12,699,530      4,787,500
                                                 ------------   ------------

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

----------------------------------------------------------------------------
  Principal                                          Cost          Value
    Amount                                         (Note 1)       (Note 1)
----------------------------------------------------------------------------
                Bonds, Notes and Convertible Bonds -- (continued)

                U.S. Dollar Bonds and Notes (0.90%)
       334,000  P.T. Pabrik Kertas Tjiwi-Kimia
                13 1/4% due 8/01/2001 (3)        $    313,383   $     61,790
     2,456,000  P.T. Pabrik Kertas Tjiwi-Kimia
                10% due 8/01/2004 (3)               1,809,941        239,460
       500,000  Republic National Bank NY
                Brazil-Linked CD'S 9.65% due
                5/01/2003 (17)                        499,550        490,000
     1,000,000  Republic of Bulgaria Disc. FRN
                `A' due 7/28/2024 (6.3125% @
                4/30/2001) (22)                       590,577        738,750
     3,000,000  Bangkok Bank Public Co. 9.025%
                due 3/15/2029 (b)(22)               1,814,304      2,340,000
     1,000,000  P.T. Inti Indorayon Utama
                9 1/8% due 10/15/2049 (a)(f)(3)       950,451        122,500
                                                 ------------   ------------
                                                    5,978,206      3,992,500
                                                 ------------   ------------

                Non U.S. Dollar Convertible Bonds (0.33%)
FRF 35,308,000  Immobiliere Hoteliere 5% due
                1/01/2001 (a)(18)                   5,286,479        867,420
NZD  1,316,810  Evergreen Forest Limited 0% due
                3/19/2009 (a)(3)                      714,127        617,560
                                                 ------------   ------------
                                                    6,000,606      1,484,980
                                                 ------------   ------------
                Total Bonds, Notes and
                Convertible Bonds                  24,678,342     10,264,980
                                                 ------------   ------------

                Short-Term Investment (0.86%)
     3,817,000  Maytag Corp. 4.85% due
                5/01/2001                           3,817,000      3,817,000
                                                 ------------   ------------
                Total Investments (98.28%)       $452,338,865*   437,062,181**
                                                 ------------
                                                 ------------
                Other assets in excess of liabilities (1.72%)      7,669,186
                                                                ------------
                Net Assets (100.00%)                            $444,731,367
                                                                ------------
                                                                ------------

---------
 * At April 30, 2001 cost is identical for both book and federal income tax purposes.

 ** Gross unrealized appreciation and depreciation of securities at April 30, 2001 were $60,256,841 and $75,533,525 respectively (net depreciation was $15,276,684).

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)

Foreign Currencies                Industry Classifications
------------------                ------------------------
FRF -- French Franc          (1)  Metals and Minerals        (13) Retail
NZD -- New Zealand Dollar    (2)  Energy                     (14) Health Care
                             (3)  Paper and Forest Products  (15) Media
                             (4)  Agriculture                (16) Services
                             (5)  Automotive                 (17) Financial Services
                             (6)  Building Materials         (18) Real Estate
                             (7)  Capital Goods              (19) Holding Companies
                             (8)  Chemicals                  (20) Conglomerates
                             (9)  Transportation             (21) Investment Companies
                            (10)  Electronics                (22) Government Issues
                            (11)  Technology                 (23) Gold Related
                            (12)  Consumer Products

Bond Types
----------

FRN -- Floating Rate Note

---------
(a)  Non-income producing security.

(b)  Security is exempt from registration under the Securities
     Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the six months ended April 30, 2001.

--------------------------------------------------------------------------------------------
                               Purchases             Sales
                           ------------------   ----------------     Realized     Dividend
        Affiliate          Shares      Cost     Shares    Cost     Gain/(Loss)    Income
--------------------------------------------------------------------------------------------
Nam Yang Dairy
 Products Pfd............       --         --      20   $    460    $  2,421     $ 17,690
Taittinger C.I...........       --         --   1,000    245,878     188,245           --
Wilson & Horton Limited
 5% exchangeable
 preference shares.......       --         --      --         --          --      432,835
--------------------------------------------------------------------------------------------

 (d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

 (e) Security for which there are less than three market makers.

 (f) In default as to principal and interest.

FIRST EAGLE SOGEN GOLD FUND
---------------------------
4/30/2001 (UNAUDITED)

                                 --------------
                                 FUND OVERVIEW
                                 --------------

The First Eagle SoGen Gold Fund's investment objective is growth of capital. To achieve its objective, the Fund invests primarily in securities of companies engaged in mining, processing, dealing in or holding gold or other precious metals such as silver, platinum and palladium, both in the United States and in foreign countries.

    'AS BENJAMIN GRAHAM USED TO SAY, 'THE FUTURE IS UNCERTAIN'. IN OTHER WORDS, ANYTHING CAN HAPPEN, GOOD OR BAD. AT TODAY'S DEPRESSED LEVEL, GOLD STRIKES US AS A CHEAP INSURANCE POLICY.'

                                                     -- JEAN-MARIE EVEILLARD
 -------------------------
 PERFORMANCE COMPARISON:
-------------------------
                  AVERAGE ANNUAL RATES OF RETURN AS OF APRIL 30, 2001

                                                                              SINCE
                                                     ONE-YEAR   FIVE-YEAR   INCEPTION
                                                     --------   ---------   ---------
                                                                            (08-31-93)
First Eagle SoGen Gold Fund........................    6.67%    (12.80)%     (5.43)%
FT Gold Mines Index................................   (0.65)%   (20.22)%    (11.27)%
Consumer Price Index...............................    3.33%      2.51%       2.63%

                       Growth of a $10,000 Initial Investment

                          First Eagle        FT Gold              Consumer
                        SoGen Gold Fund    Mines Index          Price Index
                       ----------------    -----------          -----------
8/31/93                    10,000               10,000              10,000
4/30/94                    10,159               10,086              10,652
4/30/95                    10,483               10,262              11,062
4/30/96                    10,780               12,375              12,456
4/30/97                    11,049                7,811              10,339
4/30/98                    11,215                6,906               8,793
4/30/99                    11,470                5,414               6,892
4/30/00                    11,822                4,023               5,813
4/30/01                    12,202                3,996               6,527

Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of income dividends and capital gains distributions and give effect to the deduction of the maximum sales load of 3.75%. Effective June 5, 2000 the maximum sales load is 5.00%. The FT Gold Mines Index is only available without dividends reinvested. Unlike Fund returns, the indices do not reflect any fees or expenses. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

------------------
TOP 10 HOLDINGS
------------------
Gold Fields Limited (South Africa)    11.35%
Newmont Mining Corp. (United States)   9.36%
Harmony Gold Mining Co. Ltd. (South
 Africa)                               8.49%
Freeport McMoran Pfd. (B, C, & D)
 (United States)                       8.11%
Goldcorp Inc. (Formerly: CSA
 Management Ltd.) (Canada)             7.89%
Industrias Penoles, S.A. de C.V.
 (Mexico)                              6.76%
Homestake Mining Co. (United States)   6.68%
Bank for International Settlements
 (Switzerland)                         6.45%
Placer Dome Inc. (Canada)              6.42%
Meridian Gold Inc. (Canada)            6.15%

-------------------
 ASSET ALLOCATION
-------------------
Foreign Stocks                        67.44%
U.S. Stocks                           30.79%
Foreign Currency Bonds                 1.50%
U.S. Dollar Cash and Equivalents       0.27%

------------------
 TOP 5 COUNTRIES
------------------
United States                         30.79%
Canada                                29.79%
South Africa                          24.16%
Mexico                                 6.76%
Switzerland                            6.45%

 The Fund's portfolio composition is subject to change at any time.

                          FIRST EAGLE SOGEN GOLD FUND
                            SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                  (Unaudited)

------------------------------------------------------------------------------
  Number                                                Cost          Value
of Shares                                             (Note 1)      (Note 1)
------------------------------------------------------------------------------
            Common and Preferred Stocks (98.23%)

            Australia (0.78%)
1,194,840   Otter Gold Mines Limited (a)             $   735,702   $    82,515
  230,000   Otter Gold Mines Limited Warrants (a)             --           941
                                                     -----------   -----------
                                                         735,702        83,456
                                                     -----------   -----------
            Canada (28.29%)
  100,000   Goldcorp Inc.                                270,622       846,079
   68,000   Placer Dome, Inc.                            756,936       688,160
   80,000   Meridian Gold Inc. (a)                       377,316       658,640
   45,000   Franco-Nevada Mining Corporation Ltd.        518,979       527,172
  217,500   Miramar Mining Corporation (a)               239,468       181,191
   25,000   Pan American Silver Corp. (a)                 86,218        69,151
   35,000   Repadre Capital Corp. (a)                     57,218        61,503
                                                     -----------   -----------
                                                       2,306,757     3,031,896
                                                     -----------   -----------
            South Africa (24.16%)
  185,000   Harmony Gold Mining Company Ltd.             848,664       909,459
  197,500   Gold Fields Limited                          703,998       861,528
   80,000   Gold Fields Limited ADR                      526,168       355,200
   20,000   Anglogold Limited ADR                        417,136       362,000
1,500,000   Consolidated African Mines Limited (a)       213,392       100,809
                                                     -----------   -----------
                                                       2,709,358     2,588,996
                                                     -----------   -----------
            Switzerland (6.45%)
       75   Bank for International Settlements
            (French Tranche)                             497,947       691,443
                                                     -----------   -----------
            United States (30.79%)
   55,000   Newmont Mining Corporation                 1,816,764     1,002,650
  115,000   Homestake Mining Company                     998,518       716,450
   27,500   Barrick Gold Corporation                     465,940       452,100
   45,000   Freeport McMoRan Copper & Gold Inc.,
            Preferred Series `D' (b)                     927,304       400,500
   21,500   Freeport McMoRan Copper & Gold Inc.,
            Preferred Series `C' (b)                     705,251       326,800
    7,000   Freeport McMoRan Copper & Gold Inc.,
            Preferred Series `B' (b)                     229,493       141,750
   95,000   Royal Gold, Inc. (a)                         384,921       259,350
                                                     -----------   -----------
                                                       5,528,191     3,299,600
                                                     -----------   -----------
            Miscellaneous (7.76%)
  650,000   Industrias Penoles, S.A. de C.V.           1,223,155       724,959
  766,806   Compania Minera Arcata S.A.                  514,221       106,991
                                                     -----------   -----------
                                                       1,737,376       831,950
                                                     -----------   -----------
            Total Common and Preferred Stocks         13,515,331    10,527,341
                                                     -----------   -----------

                          FIRST EAGLE SOGEN GOLD FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 April 30, 2001
                                  (Unaudited)


 ----------------------------------------------------------------------------
    Principal                                       Cost            Value
     Amount                                       (Note 1)         (Note 1)
 ----------------------------------------------------------------------------

              Non U.S. Dollar Convertible Bond (1.50%)
CAD 550,000   Kinross Gold Corporation 5 1/2%
              12/05/2006 (a)                        $   176,396   $   161,080
                                                    -----------   -----------

              Short-Term Investment (1.19%)
    128,000   Maytag Corp. 4.85% due 5/01/2001          128,000       128,000
                                                    -----------   -----------

              Total Investments (100.92%)           $13,819,727*   10,816,421**
                                                    -----------
                                                    -----------

              Liabilities in excess of other assets(-0.92%)           (98,908)
                                                                  -----------

              Net assets (100.00%)                                $10,717,513
                                                                  -----------
                                                                  -----------

---------

 * At April 30, 2001 cost is identical for both book and federal income tax purposes.

 ** Gross unrealized appreciation and depreciation of securities at April 30, 2001 were $1,282,021 and $4,285,327, respectively (net depreciation was $3,003,306).

Foreign Currencies
------------------
CAD -- Canadian Dollar

(a) Non-income producing security.

(b) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
---------

See Notes to Financial Statements.

                         FIRST EAGLE SOGEN FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2001
                                  (Unaudited)

-------------------------------------------------------------------------
                                                           First Eagle
                                                              SoGen
                                                           Global Fund
-------------------------------------------------------------------------
Assets:
 Investments, at value (cost: $1,482,626,667,
   $452,338,865 and $13,819,727 respectively)
   (Note 1).............................................  $1,630,027,964
Cash....................................................        --
Receivable for forward currency contracts held, at value
 (Notes 1 and 6)........................................      13,721,731
Receivable for investment securities sold...............       4,981,596
Receivable for Fund shares sold.........................       1,895,848
Accrued interest and dividends receivable...............      11,489,024
                                                          --------------
   Total Assets.........................................   1,662,116,163
                                                          --------------
Liabilities:
 Due to broker..........................................       5,583,947
 Payable for Fund shares redeemed.......................       1,944,012
 Payable for investment securities purchased............       3,495,059
 Payable for forward currency contracts held, at value
   (Notes 1 and 6)......................................       1,340,586
 Investment advisory fees payable (Note 2)..............       1,061,289
 Distribution fees payable (Note 3).....................         346,961
 Accrued expenses and other liabilities.................       1,439,698
                                                          --------------
   Total Liabilities....................................      15,211,552
                                                          --------------
Net Assets:
 Capital stock (par value, $0.001 per share)............          69,265
 Capital surplus........................................   1,437,108,019
 Net unrealized appreciation (depreciation) on:
   Investments..........................................     147,401,297
   Forward currency contracts...........................      12,381,145
   Foreign currency related transactions................        (178,647)
 Undistributed net realized gains (losses) on
   investments..........................................      59,865,187
 Undistributed net investment loss......................      (9,741,655)
                                                          --------------
   Net Assets (Note 1)..................................  $1,646,904,611
                                                          --------------
                                                          --------------
Class A share capital...................................  $1,608,358,891
Shares of beneficial interest outstanding (Class A)
 (Note 5)...............................................      67,642,955
 Net asset value per share..............................      $23.78
 Maximum offering price per share.......................      $25.03
Class I share capital...................................  $   35,187,050
Shares of beneficial interest outstanding (Class I)
 (Note 5)...............................................       1,480,306
 Net asset value per share..............................      $23.77
Class C share capital...................................  $    3,358,670
Shares of beneficial interest outstanding (Class C)
 (Note 5)...............................................         141,938
 Net asset value per share..............................      $23.66

---------

See Notes to Financial Statements.

----------------------------------------
     First Eagle          First Eagle
        SoGen                SoGen
    Overseas Fund          Gold Fund
----------------------------------------
     $437,062,181         $ 10,816,421
          --                       876

        9,200,172              --
          --                   --
        2,816,176               14,759
        3,505,592               18,818
     ------------         ------------
      452,584,121           10,850,874
     ------------         ------------
        1,253,818              --
          333,734               39,898
        2,877,601              --

        1,845,249              --
          264,774                6,351
           82,285                2,117
          603,711               84,995
     ------------         ------------
        7,261,172              133,361
     ------------         ------------
           36,968                2,016
      454,321,418           40,232,832
      (15,276,684)          (3,003,306)
        7,354,925              --
          (58,223)                  64
        1,778,726          (26,488,175)
       (2,834,181)             (25,918)
     ------------         ------------
     $445,322,949         $ 10,717,513
     ------------         ------------
     ------------         ------------
     $408,117,644         $ 10,717,513
       33,876,659            2,015,596
        $12.05               $5.32
        $12.68               $5.60
     $ 35,088,053              --
        2,915,324              --
        $12.04                 --
     $  2,117,252              --
          176,143              --
        $12.02                 --

                         FIRST EAGLE SOGEN FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2001
                                  (Unaudited)

--------------------------------------------------------------------------------------
                                          First Eagle    First Eagle     First Eagle
                                             SoGen          SoGen           SoGen
                                          Global Fund    Overseas Fund    Gold Fund
--------------------------------------------------------------------------------------
Investment Income:
 Income:
   Interest.............................  $ 17,114,875    $ 1,205,710    $   112,273
   Dividends (net of $915,194, $498,697
    and $3,378 foreign taxes withheld,
    respectively).......................    15,311,770      4,243,967          4,586
                                          ------------    -----------    -----------
    Total income from operations........    32,426,645      5,449,677        116,859
                                          ------------    -----------    -----------
 Expenses:
   Investment advisory fees (Note 2)....     6,324,172      1,575,829         36,671
   Distribution fees (Note 3)...........     2,067,634        489,765         12,223
   Legal Fees...........................     1,205,079        526,443         13,566
   Shareholder servicing agent fees.....     1,065,798        288,594         37,631
   Custodian fees.......................       609,860        243,500          9,025
   Miscellaneous........................       109,560         27,641          1,488
   Audit fees...........................        86,516         20,093          5,290
   Printing.............................        73,015         25,279          1,289
   Directors' fees......................        72,917         17,571            695
   Registration and filing fees.........        24,952         20,191          8,431
                                          ------------    -----------    -----------
    Total expenses from operations......    11,639,503      3,234,906        126,309
                                          ------------    -----------    -----------
 Expense reductions due to earnings
   credits (Note 1).....................       (18,568)        (3,293)          (496)
                                          ------------    -----------    -----------
    Net expenses from operations........    11,620,935      3,231,613        125,813
                                          ------------    -----------    -----------
 Net investment income (loss)
   (Note 1).............................    20,805,710      2,218,064         (8,954)
                                          ------------    -----------    -----------
Realized and Unrealized Gains (Losses)
 on Investments and Foreign Currency
 Related Transactions (Notes 1 and 6):
 Net realized gains (losses) from:
   Investment transactions..............    64,191,355      2,340,775     (1,753,028)
   Foreign currency related
    transactions........................     8,876,388      5,816,696         (1,445)
                                          ------------    -----------    -----------
                                            73,067,743      8,157,471     (1,754,473)
                                          ------------    -----------    -----------
 Change in unrealized appreciation
   (depreciation) of:
   Investments..........................   109,615,258     25,410,369      3,967,704
   Foreign currency related
    transactions........................     4,680,592      3,308,618           (176)
                                          ------------    -----------    -----------
                                           114,295,850     28,718,987      3,967,528
                                          ------------    -----------    -----------
 Net gain on investments and foreign
   currency related transactions........   187,363,593     36,876,458      2,213,055
                                          ------------    -----------    -----------
Net Increase in Net Assets Resulting
 from Operations........................  $208,169,303    $39,094,522    $ 2,204,101
                                          ------------    -----------    -----------
                                          ------------    -----------    -----------

---------

See Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                         FIRST EAGLE SOGEN FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)

------------------------------------------------------------------------------------------
                                                       First Eagle SoGen
                                                          Global Fund
                                       ---------------------------------------------------
                                        For the Six     The Period From       For the
                                        Months ended    April 1, 2000 to     Year Ended
                                       April 30, 2001   October 31, 2000   March 31, 2000
------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)........  $   20,805,710    $   27,741,508    $   51,506,533
 Net realized gain (loss) from
  investments and foreign currency
  related transactions...............      73,067,743        62,945,843       212,352,942
 Increase (Decrease) in unrealized
  appreciation (depreciation) of
  investments and foreign currency
  related transactions...............     114,295,850       (62,743,824)      129,940,211
                                       --------------    --------------    --------------
  Net increase (decrease) in net
    assets resulting from
    operations.......................     208,169,303        27,943,527       393,799,686
                                       --------------    --------------    --------------
Distributions to Shareholders:
 Dividends paid from net investment
  income.............................     (87,440,537)        --              (75,711,375)
 Distributions paid from net realized
  gains from investment
  transactions.......................    (200,503,578)        --             (122,354,661)
                                       --------------    --------------    --------------
  Decrease in net assets resulting
    from distributions...............    (287,944,115)        --             (198,066,036)
                                       --------------    --------------    --------------
Fund Share Transactions (Note 5):
 Net proceeds from shares sold.......     100,488,923       135,696,998       186,563,394
 Net asset value of shares issued for
  reinvested dividends and
  distributions......................     273,439,551         --              187,409,473
 Cost of shares redeemed.............    (276,481,258)     (340,436,991)     (838,465,578)
                                       --------------    --------------    --------------
  Increase (Decrease) in net assets
    from Fund share transactions.....      97,447,216      (204,739,993)     (464,492,711)
                                       --------------    --------------    --------------
  Net increase (decrease) in net
    assets...........................      17,672,404      (176,796,466)     (268,759,061)
Net Assets (Note 1):
 Beginning of period.................   1,629,232,207     1,806,028,673     2,074,787,734
                                       --------------    --------------    --------------
 End of period (including
  undistributed net investment (loss)
  income of $(9,741,655),
  $56,893,079, $4,914,159,
  $(2,834,181), $16,725,746,
  $4,497,430, $(25,918), $427,595 and
  $223,185, respectively.)...........  $1,646,904,611    $1,629,232,207    $1,806,028,673
                                       --------------    --------------    --------------
                                       --------------    --------------    --------------

---------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------
                    First Eagle SoGen                                    First Eagle SoGen
                      Overseas Fund                                          Gold Fund
    --------------------------------------------------   ---------------------------------------------------
     For the Six     The Period From       For the       For the Six      The Period From       For the
    Months ended     April 1, 2000 to    Year Ended      Months ended     April 1, 2000 to    Year Ended
    April 30, 2001   October 31, 2000   March 31, 2000   April 30, 2001   October 31, 2000   March 31, 2000
------------------------------------------------------------------------------------------------------------
     $  2,218,064     $   5,824,246     $  10,134,623     $    (8,954)      $   208,083       $    364,230

        8,157,471        23,117,092        68,766,189      (1,754,473)       (2,349,183)        (4,238,656)

       28,718,987       (32,121,003)       62,885,115       3,967,528           414,048          3,781,035
     ------------     -------------     -------------     -----------       -----------       ------------

       39,094,522        (3,179,665)      141,785,927       2,204,101        (1,727,052)           (93,391)
     ------------     -------------     -------------     -----------       -----------       ------------

      (21,778,190)         --              (5,795,262)       (444,560)         --                 (410,071)

      (75,298,529)         --             (20,928,842)        --               --                 --
     ------------     -------------     -------------     -----------       -----------       ------------

      (97,076,719)         --             (26,724,104)       (444,560)         --                 (410,071)
     ------------     -------------     -------------     -----------       -----------       ------------
       47,637,994       145,135,796       299,315,210         721,918         5,962,725          5,142,915

       92,813,118          --              25,664,683         425,126          --                  391,556
      (56,379,441)     (199,737,019)     (419,030,776)     (1,937,483)       (7,485,676)       (10,214,073)
     ------------     -------------     -------------     -----------       -----------       ------------

       84,071,671       (54,601,223)      (94,050,883)       (790,439)       (1,522,951)        (4,679,602)
     ------------     -------------     -------------     -----------       -----------       ------------

       26,089,474       (57,780,888)       21,010,940         969,102        (3,250,003)        (5,183,064)
      419,233,475       477,014,363       456,003,423       9,748,411        12,998,414         18,181,478
     ------------     -------------     -------------     -----------       -----------       ------------

     $445,322,949     $ 419,233,475     $ 477,014,363     $10,717,513       $ 9,748,411       $ 12,998,414
     ------------     -------------     -------------     -----------       -----------       ------------
     ------------     -------------     -------------     -----------       -----------       ------------

                         FIRST EAGLE SOGEN FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS

Note 1 -- Significant Accounting Policies

First Eagle SoGen Funds, Inc. (the 'Company'), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of three separate portfolios, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund (each individually a 'Fund' or collectively the 'Funds'). The Company, formerly SoGen Funds, Inc., changed its name to First Eagle SoGen Funds, Inc. effective December 31, 1999. Effective May 23, 2000, the Funds' fiscal year end changed from March 31 to October 31 of each year.

The following is a summary of significant accounting policies adhered to by the
Funds:

(a) Security valuation -- In the case of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, portfolio securities are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith and in accordance with procedures adopted by the Board of Directors.

(b) Security transactions and income -- Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized.

(c) Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in proportion to its relative net assets. Earnings credits reduce custodian fees and shareholder servicing agent fees by the amount of interest earned on balances with such service providers.

(d) Foreign currency translation (First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund) -- The

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

(e) Forward currency contracts (First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund) -- In connection with portfolio purchases and sales of securities denominated in foreign currencies, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

(f) United States income taxes -- No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

a regulated investment company. First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund declare and pay such income, dividends and capital gains distributions on an annual basis.

(g) Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- Investment Advisory Agreements and Transactions with Related Persons

Arnhold and S. Bleichroeder Advisers, Inc. (the 'Adviser'), a wholly owned subsidiary of Arnhold and S. Bleichroeder, Inc. ('A&SB'), manages the Fund. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the 'Advisory Agreement') an annual advisory fee as follows: First Eagle SoGen Global Fund at a rate of 1% of the first $25,000,000 and 0.75% in excess of $25,000,000, First Eagle SoGen Overseas Fund at 0.75% and First Eagle SoGen Gold Fund at 0.75%. On December 22, 1999, the shareholders and on October 22, 1999, the Board of Directors approved the Advisory Agreement between the Fund and the Adviser effective December 31, 1999. The Advisory Agreement is substantially the same as the prior investment advisory agreement with Societe Generale Asset Management Corp. ('SGAM Corp.'), except that each Fund now pays accrued advisory fees on a monthly basis, rather than a quarterly basis.

For the six months ended April 30, 2001, A&SB, the principal underwriter, realized $58,945, $19,372 and $928 after reallowance to others, pertaining to the sale of shares of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, respectively. For the six months ended April 30, 2001 A&SB received $46,181, $13,918 and $300 in broker's commissions for portfolio transactions executed on behalf of First Eagle SoGen Global

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

Fund, First Eagle SoGen Overseas and First Eagle SoGen Gold Fund, respectively.

Note 3 -- Plans of Distribution (First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund)

Under the terms of the Distribution Plans and Agreements ('the Plans') with A&SB, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund pay A&SB quarterly, a distribution fee at an annual rate of up to 0.25% for Class `A' and 1% for Class `C' of each Fund's average daily net assets. Under the Plan, A&SB is obligated to use the amounts received under the Plans for payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors. The Distribution Agreement is substantially the same as the prior distribution agreement with SGAM Corp.

A&SB bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six months ended April 30, 2001 the distribution fees paid or payable by First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund were $2,067,634, $489,765 and $12,223 respectively.

Note 4 -- Purchases and Sales of Securities

During the six months ended April 30, 2001 the aggregate cost of purchases of investments, excluding short-term securities, totaled $236,515,160, $62,902,096 and $393,228 for First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, respectively, and proceeds from sales of investments, excluding short-term securities, totaled $350,208,743, $55,096,552 and $1,670,409 for First Eagle SoGen Global Fund,

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, respectively.

Note 5 -- Capital Stock

Transactions in shares of capital stock were as follows:

---------------------------------------------------------------------------------------------------------------
                                                      Six months ended April 30, 2001
                             ----------------------------------------------------------------------------------
                                    First Eagle SoGen                   First Eagle SoGen              First
                                       Global Fund                        Overseas Fund                Eagle
                             --------------------------------   ----------------------------------     SoGen
                              Class A      Class I    Class C    Class A       Class I     Class C   Gold Fund
---------------------------------------------------------------------------------------------------------------
Shares sold................    3,323,548    825,338   105,127     3,259,061      587,465   141,875      144,743
Shares issued for
 reinvested dividends and
 distributions.............   12,531,348    203,177    7,467      7,635,308      605,304   10,514        90,646
Shares redeemed............  (11,593,729)   (97,300)    (109)    (4,300,895)    (260,102)    (635)     (413,168)
                             -----------   --------   -------   -----------   ----------   -------   ----------
Net increase (decrease)....    4,261,167    931,215   112,485     6,593,474      932,667   151,754     (177,779)

---------------------------------------------------------------------------------------------------------------
                                               Period from April 1, 2000 to October 31, 2000
                             ----------------------------------------------------------------------------------
                                    First Eagle SoGen                   First Eagle SoGen              First
                                       Global Fund                        Overseas Fund                Eagle
                             --------------------------------   ----------------------------------     SoGen
                              Class A      Class I    Class C    Class A       Class I     Class C   Gold Fund
---------------------------------------------------------------------------------------------------------------
Shares sold................    5,024,228    365,391   29,677      8,770,016    1,454,012   24,409     1,188,290
Shares issued for
 reinvested dividends and
 distributions.............      --           --        --          --            --         --          --
Shares redeemed............  (13,083,835)  (472,638)    (224)   (12,733,750)  (1,320,271)     (20)   (1,510,309)
                             -----------   --------   -------   -----------   ----------   -------   ----------
Net (decrease) increase....   (8,059,607)  (107,247)  29,453     (3,963,734)     133,741   24,389      (322,019)

---------------------------------------------------------------------------------------------
                                                 Year Ended March 31, 2000
                               --------------------------------------------------------------
                                 First Eagle SoGen         First Eagle SoGen         First
                                    Global Fund              Overseas Fund           Eagle
                               ----------------------   ------------------------     SoGen
                                Class A      Class I     Class A       Class I     Gold Fund
---------------------------------------------------------------------------------------------
Shares sold..................    7,117,410    372,281    18,942,904    3,050,725      859,456
Shares issued for reinvested
 dividends and
 distributions...............    7,774,853     59,968     1,847,342       53,682       67,041
Shares redeemed..............  (33,542,534)  (288,812)  (29,422,421)  (1,503,606)  (1,754,133)
                               -----------   --------   -----------   ----------   ----------
Net (decrease) increase......  (18,650,271)   143,437    (8,632,175)   1,600,801     (827,636)

Note 6 -- Commitments

As of April 30, 2001, First Eagle SoGen Global Fund and First Eagle SoGen Overseas Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $12,381,145 and $7,354,923, respectively.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

FIRST EAGLE SOGEN GLOBAL FUND

TRANSACTION HEDGES:
Foreign Currency Purchases

-----------------------------------------------------------------------------------
Settlement                                        U.S. $ Value
  Dates               Foreign Currency                 at          U.S. $ To Be
 Through               To Be Received             April 30, 2001     Delivered
-----------------------------------------------------------------------------------
  5/02/01         3,754,831   Danish Krone         $    446,294     $    448,874
  5/02/01        44,260,513   Japanese Yen              358,051          361,537
  5/02/01            92,680   Pound Sterling            132,449          132,857
  5/03/01           185,469   Euro                      164,539          167,217
  5/03/01           616,656   Swiss Franc               355,319          357,502
  5/04/01           282,471   Euro                      250,595          251,839
  5/07/01        87,614,638   Japanese Yen              708,770          715,863
                                                   ------------     ------------
                                                      2,416,017        2,435,689
                                                   ------------     ------------
Foreign Currency Sales
-----------------------------------------------------------------------------------
Settlement                                                         U.S. $ Value
  Dates               Foreign Currency            U.S. $ To Be          at
 Through               To Be Delivered              Received       April 30, 2001
-----------------------------------------------------------------------------------
  5/01/01           238,023 Pound Sterling            342,318          340,159
  5/02/01           239,520 Pound Sterling            343,352          342,298
                                                   ------------     ------------
                                                      685,670          682,457
                                                   ------------     ------------
PORTFOLIO HEDGES:
Foreign Currency Purchases
-----------------------------------------------------------------------------------
Settlement                                        U.S. $ Value
  Dates               Foreign Currency                 at          U.S. $ To Be
 Through               To Be Received             April 30, 2001     Delivered
-----------------------------------------------------------------------------------
 10/05/01        33,038,000   New Zealand Dollar     13,568,707       16,724,056
                                                   ------------     ------------
Foreign Currency Sales
-----------------------------------------------------------------------------------
Settlement                                                         U.S. $ Value
  Dates               Foreign Currency            U.S. $ To Be          at
 Through               To Be Delivered              Received       April 30, 2001
-----------------------------------------------------------------------------------
  6/13/01         2,134,000   Australian Dollar       1,209,112        1,091,690
  8/15/01       163,635,000   Japanese Yen            1,392,063        1,347,874
  8/15/01    11,308,156,298   Japanese Yen          104,360,482       92,118,126
  8/22/01        50,590,000   Euro                   51,546,256       52,867,170
  8/22/01         2,192,000   Euro                    2,004,608        1,944,839
 10/05/01        46,761,000   New Zealand Dollar     22,434,847       19,204,743
 10/17/01           551,000   Swiss Franc               325,225          318,484
 10/17/01        24,562,000   Swiss Franc            15,348,686       14,175,400
                                                   ------------     ------------
                                                    198,621,279      183,068,326
                                                   ------------     ------------
                                                   $215,291,673     $202,910,528
                                                   ------------     ------------
                                                   ------------     ------------

---------------------------------------
 Unrealized
Appreciation          Unrealized
     at              Depreciation at
April 30, 2001       April 30, 2001
---------------------------------------
 $   --                $    (2,580)
     --                     (3,486)
     --                       (408)
     --                     (2,678)
     --                     (2,183)
     --                     (1,244)
     --                     (7,093)
 -----------           -----------
     --                    (19,672)
 -----------           -----------

---------------------------------------
 Unrealized
Appreciation          Unrealized
     at              Depreciation at
April 30, 2001       April 30, 2001
---------------------------------------
       2,159              --
       1,054              --
 -----------           -----------
       3,213              --
 -----------           -----------

---------------------------------------
 Unrealized
Appreciation          Unrealized
     at              Depreciation at
April 30, 2001       April 30, 2001
---------------------------------------
  (3,155,349)             --
 -----------           -----------

---------------------------------------
 Unrealized
Appreciation          Unrealized
     at              Depreciation at
April 30, 2001       April 30, 2001
---------------------------------------
     117,422              --
      44,189              --
  12,242,356              --
          --            (1,320,914)
      59,769              --
   3,230,104              --
       6,741              --
   1,173,286              --
 -----------           -----------
  16,873,867            (1,320,914)
 -----------           -----------
 $13,721,731           $(1,340,586)
 -----------           -----------
 -----------           -----------

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

FIRST EAGLE SOGEN OVERSEAS FUND

TRANSACTION HEDGES:
Foreign Currency Purchases

-----------------------------------------------------------------------------------
Settlement                                       U.S. $ Value
  Dates               Foreign Currency                at          U.S. $ To Be
 Through               To Be Received            April 30, 2001     Delivered
-----------------------------------------------------------------------------------
  5/01/01          276,750   Canadian Dollar           180,117          179,115
  5/01/01          178,511   New Zealand Dollar         73,761           73,564
  5/01/01           57,933   Pound Sterling             82,792           83,318
  5/02/01           81,800   Canadian Dollar            59,746           59,548
  5/02/01       53,437,784   Japanese Yen              432,292          436,500
  5/02/01          183,111   New Zealand Dollar         75,661           75,625
  5/02/01           61,787   Pound Sterling             88,299           88,571
  5/03/01          671,161   Euro                      595,420          605,112
  5/03/01           28,133   Hong Kong Dollar            3,607            3,607
  5/04/01          317,375   Euro                      281,559          282,965
  5/07/01      124,158,408   Japanese Yen            1,004,396        1,013,315
                                                  ------------     ------------
                                                     2,877,650        2,901,240
                                                  ------------     ------------
Foreign Currency Sales
----------------------------------------------------------------------------------
Settlement                                                        U.S. $ Value
  Dates               Foreign Currency           U.S. $ To Be          at
 Through              To Be Delivered              Received       April 30, 2001
----------------------------------------------------------------------------------
  5/02/01       11,804,569   Japanese Yen               96,424           95,495
                                                  ------------     ------------

PORTFOLIO HEDGES:
 Foreign Currency Purchases
----------------------------------------------------------------------------------
Settlement                                       U.S. $ Value
  Dates               Foreign Currency                at          U.S. $ To Be
 Through               To Be Received            April 30, 2001     Delivered
----------------------------------------------------------------------------------
  6/13/01           45,000   Australian Dollar          23,021           25,142
 10/05/01       12,780,900   New Zealand Dollar      5,249,116        6,362,139
                                                  ------------     ------------
                                                     5,272,137        6,387,281
                                                  ------------     ------------
Foreign Currency Sales
----------------------------------------------------------------------------------
Settlement                                                        U.S. $ Value
  Dates               Foreign Currency           U.S. $ To Be          at
 Through              To Be Delivered              Received       April 30, 2001
----------------------------------------------------------------------------------
  6/13/01          589,000   Australian Dollar         333,741          301,315
  7/25/01    8,122,587,000   Korean Won              6,070,423        6,142,818
  8/15/01      352,276,000   Japanese Yen            3,197,008        2,873,170
  8/15/01    3,154,700,000   Japanese Yen           75,083,033       67,758,221
  8/22/01       21,057,000   Euro                   18,048,510       18,681,197
  8/22/01        1,413,000   Euro                    1,270,262        1,253,662
 10/05/01       19,363,900   New Zealand Dollar      9,416,906        7,952,754
 10/17/01           45,000   Swiss Franc                26,544           25,982
 10/17/01        5,600,000   Swiss Franc             3,278,539        3,243,119
                                                  ------------     ------------
                                                   116,724,966      108,232,238
                                                  ------------     ------------
                                                  $124,971,177     $117,616,254
                                                  ------------     ------------
                                                  ------------     ------------

---------------------------------------
 Unrealized            Unrealized
Appreciation at       Depreciation at
April 30, 2001        April 30, 2001
---------------------------------------
       1,002               --
         197               --
     --                        (526)
         198               --
     --                      (4,208)
          36               --
     --                        (272)
     --                      (9,692)
     --                    --
     --                      (1,406)
     --                      (8,919)
  ----------            -----------
       1,433                (25,023)
  ----------            -----------

---------------------------------------
 Unrealized            Unrealized
Appreciation at       Depreciation at
April 30, 2001        April 30, 2001
---------------------------------------
         929               --
  ----------            -----------

---------------------------------------
 Unrealized            Unrealized
Appreciation at       Depreciation at
April 30, 2001        April 30, 2001
---------------------------------------
     --                      (2,121)
     --                  (1,113,023)
  ----------            -----------
     --                  (1,115,144)
  ----------            -----------

---------------------------------------
 Unrealized            Unrealized
Appreciation at       Depreciation at
April 30, 2001        April 30, 2001
---------------------------------------
      32,426               --
     --                     (72,395)
     323,838               --
   7,324,812               --
     --                    (632,687)
      16,600               --
   1,464,152               --
         562               --
      35,420               --
  ----------            -----------
   9,197,810               (705,082)
  ----------            -----------
  $9,200,172            $(1,845,249)
  ----------            -----------
  ----------            -----------

                         FIRST EAGLE SOGEN FUNDS, INC.
                              FINANCIAL HIGHLIGHTS


----------------------------------------------------------------------------------------
                                                   Six Months Ended April 30, 2001
                                                             (Unaudited)
                                             -------------------------------------------
                                             Class A           Class I            Class C
----------------------------------------------------------------------------------------
First Eagle SoGen Global Fund
SELECTED PER SHARE DATA
Net asset value, beginning of period.......  $25.52            $25.58             $25.48
                                             ------            ------             ------
Income from investment operations:
 Net investment income.....................    0.29              0.32               0.21
 Net realized and unrealized gains on
   investments.............................    2.55              2.42               2.63
                                             ------            ------             ------
 Total from investment operations..........    2.84              2.74               2.84
                                             ------            ------             ------
Less distributions:
 Dividends from net investment income......   (1.39)            (1.36)             (1.47)
 Distributions from capital gains..........   (3.19)            (3.19)             (3.19)
                                             ------            ------             ------
 Total distributions.......................   (4.58)            (4.55)             (4.66)
                                             ------            ------             ------
   Net asset value, end of period..........  $23.78            $23.77             $23.66
                                             ------            ------             ------
                                             ------            ------             ------
Total Return'DD'...........................   13.29%            13.34%             12.77%
Ratios and Supplemental Data
Net assets, end of period (millions).......  $1,608            $   35             $    3
Ratio of operating expenses to average net
 assets....................................    1.39%'D'          1.14%'D'           2.16%*'D'
Ratio of net investment income to average
 net assets................................    2.48%'D'          2.76%'D'           1.82%*'D'
Portfolio turnover rate....................   14.83%            14.83%             14.83%

----------------------------------------------------------------------------------------
                                                      Year Ended March 31,
                                      -----------------------------------------------------
                                            2000                        1999
                                      ----------------    ---------------------------------
                                      Class A   Class I   Class A   Class I'D'D'
----------------------------------------------------------------------------------------
First Eagle SoGen Global Fund
SELECTED PER SHARE DATA
Net asset value, beginning of
 year...............................  $22.90    $22.90    $27.42            $24.59
                                      ------    ------    ------            ------
Income from investment operations:
 Net investment income..............    0.66      0.71      0.63              0.30
 Net realized and unrealized gains
   on investments...................    4.29      4.31     (2.73)            (1.47)
                                      ------    ------    ------            ------
 Total from investment operations...    4.95      5.02     (2.10)            (1.17)
                                      ------    ------    ------            ------
Less distributions:
 Dividends from net investment
   income...........................   (1.07)    (1.12)    (0.83)               --
 Distributions from capital gains...   (1.73)    (1.73)    (1.59)            (0.52)
                                      ------    ------    ------            ------
 Total distributions................   (2.80)    (2.85)    (2.42)            (0.52)
                                      ------    ------    ------            ------
   Net asset value, end of year.....  $25.05    $25.07    $22.90            $22.90
                                      ------    ------    ------            ------
                                      ------    ------    ------            ------
Total Return'DD'....................   22.19%    22.52%    (7.95%)           (4.72%)#
Ratios and Supplemental Data
Net assets, end of year
 (millions).........................  $1,790    $   16    $2,063            $   12
Ratio of operating expenses to
 average net assets.................    1.32%     1.07%     1.23%             1.01%*
Ratio of net investment income to
 average net assets.................    2.68%     2.89%     2.75%             3.04%*
Portfolio turnover rate.............   15.57%    15.57%     9.89%             9.89%

     ---------------------------------------------------------------------------
                            Period from April 1, 2000 to
                                  October 31, 2000
     ---------------------------------------------------------------------------
     Class A           Class I                        Class C'D'D'D'
     ---------------------------------------------------------------------------
     $25.05            $25.07                            $24.97
     ------            ------                            ------

       0.41              0.45                              0.36
       0.06              0.06                              0.15
     ------            ------                            ------
       0.47              0.51                              0.51
     ------            ------                            ------
       --                --                                --
       --                --                                --
     ------            ------                            ------
       --                --                                --
     ------            ------                            ------
     $25.52            $25.58                            $25.48
     ------            ------                            ------
     ------            ------                            ------
       1.88%             2.03%                             2.04%
     $1,618            $   14                            $  750**

       1.35%'D'          1.10%'D'                          2.46%*'D'

       2.78%'D'          3.04%'D'                          3.33%*'D'
      11.91%            11.91%                            11.91%

     ---------------------------------------------------------------------------
                                Year Ended March 31,
     ---------------------------------------------------------------------------
      1998              1997                              1996
     ---------------------------------------------------------------------------

     $26.68            $26.09                            $23.20
     ------            ------                            ------
       1.47              0.76                              1.06

       2.10              1.66                              3.37
     ------            ------                            ------
       3.57              2.42                              4.43
     ------            ------                            ------

      (1.36)            (1.09)                            (0.81)
      (1.47)            (0.74)                            (0.73)
     ------            ------                            ------
      (2.83)            (1.83)                            (1.54)
     ------            ------                            ------
     $27.42            $26.68                            $26.09
     ------            ------                            ------
     ------            ------                            ------
      14.35%             9.48%                            19.57%
     $4,035            $3,908                            $3,033

       1.18%             1.21%                             1.25%

       2.80%             3.08%                             3.71%
      20.63%            12.85%                             9.64%

                         FIRST EAGLE SOGEN FUNDS, INC.
                      FINANCIAL HIGHLIGHTS -- (continued)

-----------------------------------------------------------------------------------------------
                                                   Six Months Ended April 30, 2001
                                                             (Unaudited)
                                             -------------------------------------------
                                             Class A           Class I            Class C
-----------------------------------------------------------------------------------------------
First Eagle SoGen Overseas Fund
SELECTED PER SHARE DATA
Net asset value, beginning of period.......  $14.37            $14.40             $14.35
                                             ------            ------             ------
Income from investment operations:
 Net investment income.....................    0.06              0.08               0.04
 Net realized and unrealized gains (losses)
   on investments..........................    1.02              0.92               1.08
                                             ------            ------             ------
 Total from investment operations..........    1.08              1.00               1.12
                                             ------            ------             ------
Less distributions:
 Dividends from net investment income......   (0.76)            (0.72)             (0.81)
 Distributions from capital gains..........   (2.64)            (2.64)             (2.64)
                                             ------            ------             ------
 Total distributions.......................   (3.40)            (3.36)             (3.45)
                                             ------            ------             ------
   Net asset value, end of period..........  $12.05            $12.04             $12.02
                                             ------            ------             ------
                                             ------            ------             ------
Total Return'DD'...........................    9.66%             9.75%              9.08%
Ratios and Supplemental Data
Net assets, end of period (millions).......  $  408            $   35             $    2
Ratio of operating expenses to average net
 assets....................................    1.55%'D'          1.31%'D'           2.32%*'D'
Ratio of net investment income to average
 net assets................................    1.03%'D'          1.34%'D'           0.76%*'D'
Portfolio turnover rate....................   12.47%            12.47%             12.47%

-----------------------------------------------------------------------------------------------
                                                      Year Ended March 31,
                                      -----------------------------------------------------
                                            2000                        1999
                                      ----------------    ---------------------------------
                                      Class A   Class I   Class A         Class I'D'D'
-----------------------------------------------------------------------------------------------
First Eagle SoGen Overseas Fund
SELECTED PER SHARE DATA
Net asset value, beginning of
 year...............................  $11.36    $11.37    $13.52            $12.31
                                      ------    ------    ------            ------
Income from investment operations:
 Net investment income..............    0.28      0.31      0.15              0.41
 Net realized and unrealized
   (losses) gains on investments....    3.59      3.59     (0.97)            (1.10)
                                      ------    ------    ------            ------
 Total from investment operations...    3.87      3.90     (0.82)            (0.69)
                                      ------    ------    ------            ------
Less distributions:
 Dividends from net investment
   income...........................   (0.18)    (0.20)    (0.57)         --
 Distributions from capital gains...   (0.64)    (0.64)    (0.77)            (0.25)
                                      ------    ------    ------            ------
 Total distributions................   (0.82)    (0.84)    (1.34)            (0.25)
                                      ------    ------    ------            ------
   Net asset value, end of year.....  $14.41    $14.43    $11.36            $11.37
                                      ------    ------    ------            ------
                                      ------    ------    ------            ------
Total Return'DD'....................   34.46%    34.76%    (6.46%)           (5.53%)#
Ratios and Supplemental Data
Net assets, end of year
 (millions).........................  $  450    $   27    $  453            $    3
Ratio of operating expenses to
 average net assets.................    1.34%     1.15%     1.29%             1.03%*
Ratio of net investment income to
 average net assets.................    2.10%     2.14%     2.22%             1.97%*
Portfolio turnover rate.............   26.62%    26.62%     9.31%             9.31%

--------------------------------------------------------------------------------
                            Period from April 1, 2000 to
                                  October 31, 2000
     ---------------------------------------------------------------------------
     Class A           Class I                       Class C'D'D'D'
--------------------------------------------------------------------------------
     $14.41            $14.43                            $14.14
     ------            ------                            ------

       0.19              0.21                              0.15
      (0.23)            (0.24)                             0.06
     ------            ------                            ------
      (0.04)            (0.03)                             0.21
     ------            ------                            ------
       --                --                                --
       --                --                                --
     ------            ------                            ------
       --                --                                --
     ------            ------                            ------
     $14.37            $14.40                            $14.35
     ------            ------                            ------
     ------            ------                            ------
      (0.28%)           (0.21%)                            1.49%
     $  392            $   29                            $  350**

       1.41%'D'          1.16%'D'                          2.57%*'D'

       2.23%'D'          2.48%'D'                          2.52%*'D'
      17.28%            17.28%                            17.28%

--------------------------------------------------------------------------------
                                Year Ended March 31,
     ---------------------------------------------------------------------------
      1998              1997                              1996
--------------------------------------------------------------------------------

     $13.84            $13.26                            $11.65
     ------            ------                            ------
       0.88              0.61                              0.48

       0.31              0.95                              1.74
     ------            ------                            ------
       1.19              1.56                              2.22
     ------            ------                            ------

      (0.83)            (0.60)                            (0.44)
      (0.68)            (0.38)                            (0.17)
     ------            ------                            ------
      (1.51)            (0.98)                            (0.61)
     ------            ------                            ------
     $13.52            $13.84                            $13.26
     ------            ------                            ------
     ------            ------                            ------
      10.00%            12.16%                            19.47%
     $1,007            $  953                            $  647

       1.22%             1.27%                             1.37%

       2.20%             2.28%                             3.31%
      22.13%            15.18%                             9.46%

                         FIRST EAGLE SOGEN FUNDS, INC.
                      FINANCIAL HIGHLIGHTS -- (continued)

------------------------------------------------------------------------------------------------------------------------
                                            Period from
                                           April 1, 2000
                       Six Months Ended    to October 31,                      Year Ended March 31,
                       April 30, 2001     ----------------    ----------------------------------------------------------
                       (Unaudited)           2000              2000           1999             1998               1997
------------------------------------------------------------------------------------------------------------------------
First Eagle SoGen
Gold Fund
SELECTED PER SHARE
DATA
 Net asset value,
  beginning of
  period.............       $ 4.44         $ 5.17               $ 5.44          $ 7.31             $10.60             $12.25
                            ------         ------               ------          ------             ------             ------
Income from
 investment
 operations:
 Net investment
  income.............      --                0.09                 0.15            0.16               0.13               0.26
 Net realized and
  unrealized (losses)
  gains on
  investments........         1.09          (0.82)               (0.27)          (1.82)             (3.03)             (1.75)
                            ------          ------               ------          ------             ------             ------
 Total from
  investment
  operations.........         1.09          (0.73)               (0.12)          (1.66)             (2.90)             (1.49)
                            ------          ------               ------          ------             ------             ------

Less distributions:
 Dividends from net
  investment income..        (0.21)           --                  (0.15)         (0.21)             (0.39)             (0.14)
 Distributions from
  capital gains......      --                 --                    --              --                 --              (0.02)
                            ------          ------               ------          ------             ------             ------
 Total
  distributions......        (0.21)           --                  (0.15)         (0.21)             (0.39)             (0.16)
                            ------          ------               ------          ------             ------             ------
  Net asset value,
    end of period....       $ 5.32          $ 4.44               $ 5.17         $ 5.44             $ 7.31             $10.60
                            ------          ------               ------         ------             ------             ------
                            ------          ------               ------         ------             ------             ------

TOTAL RETURN'DD'.....        25.18%         (14.12%)              (2.52%)       (22.77%)           (27.23%)           (12.21%)

RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (millions)...       $   11          $   10               $   13          $  18             $   31             $   53
Ratio of operating
 expenses to average
 net assets..........         2.57%'D'        2.56%'D'             2.15%          1.62%              1.55%              1.45%
Ratio of net
 investment income to
 average net
 assets..............        (0.18)%'D'       2.92%'D'             2.25%          2.01%              1.47%              1.20%
Portfolio turnover
 rate................         3.95%          12.80%               15.70%         37.73%             11.20%             16.83%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                         FIRST EAGLE SOGEN FUNDS, INC.
                      FINANCIAL HIGHLIGHTS -- (continued)

 'D' The ratio of operating expenses to average net assets without the effect of earnings credits are as follows:

----------------------------------------------------------------------------------
                                                           Six Months Ended
                                                           April 30, 2001
                                                             (Unaudited)
                                                    ------------------------------
                                                    Class A*   Class I*   Class C*
----------------------------------------------------------------------------------
  First Eagle SoGen Global Fund...................   1.39%      1.14%      2.16%
  First Eagle SoGen Overseas Fund.................   1.56%      1.31%      2.32%
  First Eagle SoGen Gold Fund.....................   2.58%       N/A        N/A

   The ratio of net investment income to average net assets without the effect of earnings credits are as follows:

----------------------------------------------------------------------------------
                                                           Six Months Ended
                                                           April 30, 2001
                                                             (Unaudited)
                                                    ------------------------------
                                                    Class A*   Class I*   Class C*
----------------------------------------------------------------------------------

   First Eagle SoGen Global Fund..................   2.48%      2.76%      1.82%
   First Eagle SoGen Overseas Fund................   1.04%      1.34%      0.76%
   First Eagle SoGen Gold Fund....................  (0.19)%      N/A        N/A

---------

  'D'D' July 31, 1998 inception date for Class I shares.

'D'D'D' June 5, 2000 inception date for Class C shares.

 *      Annualized.

 #      Not annualized.

 **     In thousands.

 'DD'   Does not give effect to the deduction of the sales load.

-------------------------------------------------------------------------------------------------------------------
                                                                    Year Ended March 31,
                                             ----------------------------------------------------------------------
        Period from April 1, 2000 to
              October 31, 2000                     2000                 1999
    --------------------------------------   -----------------   ----------------------
    Class A*   Class I*    Class C*'D'D'D'   Class A   Class I   Class A   Class I*'D'D'     1998    1997     1996
-------------------------------------------------------------------------------------------------------------------
    1.36%      1.11%       2.47%             1.32%     1.07%     1.24%     1.63%             1.19%   1.21%    1.25%
    1.41%      1.16%       2.57%             1.34%     1.15%     1.29%     1.21%             1.22%   1.27%    1.38%
    2.59%       N/A         N/A              2.16%      N/A      1.64%      N/A              1.56%   1.46%    1.43%


-------------------------------------------------------------------------------------------------------------------
                                                                   Year Ended March 31,
                                             ----------------------------------------------------------------------
        Period from April 1, 2000 to
              October 31, 2000                     2000                1999
    -------------------------------------    -----------------   ----------------------
    Class A*   Class I*    Class C*'D'D'D'   Class A   Class I   Class A   Class I*'D'D'     1998    1997     1996
-------------------------------------------------------------------------------------------------------------------

     2.78%      3.03%     3.33%              2.66%     2.87%     2.74%     2.42%             2.80%   3.08%    3.71%
     2.23%      2.48%     2.52%              2.10%     2.14%     2.22%     1.79%             2.20%   2.27%    3.30%
     2.89%       N/A       N/A               2.24%      N/A      1.99%      N/A              1.46%   1.19%    1.26%

                          First Eagle SoGen Funds, Inc.
                          1345 Avenue of the Americas
                              New York, N.Y. 10105
DIRECTORS AND OFFICERS

Directors
John P. Arnhold
Candace K. Beinecke
Edwin J. Ehrlich
Robert J. Gellert
James E. Jordan
William M. Kelly
Donald G. McCouch
Fred J. Meyer
Dominique Raillard
Nathan Snyder
Stanford S. Warshawsky

Officers
Stanford S. Warshawsky
Chairman of the Board

John P. Arnhold
Co-President

Jean-Marie Eveillard
Co-President

Charles de Vaulx
Senior Vice President

Robert Bruno
Vice President,
Secretary & Treasurer

Tracy Saltwick
Vice President &
Compliance Officer

Edwin Olsen
Vice President

Andrew DeCurtis
Vice President

Stefanie Spritzler
Assistant Treasurer

Winnie Leung
Assistant Treasurer

Suzan J. Afifi
Assistant Secretary

Investment Adviser
Arnhold and S. Bleichroeder
  Advisers, Inc.
1345 Avenue of the Americas
New York, N.Y. 10105

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, N.Y. 10022

Custodian
The Bank of New York
One Wall Street
New York, N.Y. 10286

Shareholder Servicing Agent
DST Systems, Inc.
330 West 9th Street
Kansas City, MO 64105
(800) 334-2143

Underwriter
Arnhold and S. Bleichroeder, Inc.
1345 Avenue of the Americas
New York, N.Y. 10105

Independent Auditors
KPMG LLP
757 Third Avenue
New York, N.Y. 10017

The financial information included herein is taken from the records of the Funds without examination by the Funds' independent auditors, who do not express an opinion thereon.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle SoGen Funds, Inc.


                            STATEMENT OF DIFFERENCES
                           -------------------------

The Japanese Yen sign shall be expressed as.......................     'Y'
The dagger symbol shall be expressed as...........................     'D'
The double dagger symbol shall be expressed as....................    'DD'